As filed with the U.S. Securities and Exchange Commission on May 18, 2017

Securities Act File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Legg Mason Partners Institutional Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Institutional Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED:

Institutional Shares of Western Asset Institutional Liquid Reserves

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

It is proposed that this filing will become effective on June 17, 2017 pursuant to Rule 488.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL CASH RESERVES

620 Eighth Avenue

New York, New York 10018

June 19, 2017

Dear Shareholder:

The Board of Trustees of your fund, Western Asset Institutional Cash Reserves (the “Target Fund”), a series of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), has approved the reorganization of the Target Fund into Western Asset Institutional Liquid Reserves (“Institutional Liquid Reserves”), also a series of the Trust, after considering the recommendation of Legg Mason Partners Fund Advisor, LLC, the investment manager to the Target Fund, and concluding that such reorganization would be in the best interests of the Target Fund. The Target Fund and Institutional Liquid Reserves have the same investment objectives, strategies and policies, and the same investment manager and subadviser. Each fund invests as a feeder fund through Liquid Reserves Portfolio, an underlying mutual fund having the same investment objectives and strategies under a master/feeder structure. The reorganization is expected to occur on or about August 18, 2017. Upon completion of the reorganization, you will become a shareholder of Institutional Liquid Reserves, and you will receive Institutional Shares of Institutional Liquid Reserves having an aggregate net asset value equal to the aggregate net asset value of your shares of the Target Fund. The reorganization is expected to be tax-free to you for federal income tax purposes, and no commission, redemption fee or other transactional fee will be charged as a result of the reorganization.

The reorganization does not require shareholder approval, and you are not being asked to vote. We do, however, ask that you review the enclosed information statement/prospectus, which contains information about Institutional Liquid Reserves and provides details about the terms and conditions of the reorganization.

The Board of Trustees of the Trust has unanimously approved the Target Fund’s reorganization and believes the reorganization is in the best interests of the Target Fund.

If you have any questions, please call 1-800-625-4554.

Sincerely,

Jane Trust, President

Legg Mason Partners Institutional Trust

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL CASH RESERVES

IMPORTANT NEWS FOR SHAREHOLDERS

The enclosed Information Statement/Prospectus describes the contemplated reorganization of Western Assets Institutional Cash Reserves (the “Target Fund”) into a compatible fund. While we encourage you to read the full text of the enclosed Information Statement/Prospectus, here is a brief overview of the fund reorganization. Please refer to the more complete information about the reorganization contained elsewhere in the Information Statement/Prospectus.

COMMON QUESTIONS ABOUT THE REORGANIZATION

Q.	HOW WILL THE REORGANIZATION AFFECT ME?

A.    In connection with the reorganization, the Target Fund’s assets and liabilities will be combined with the assets and liabilities of Western Asset Institutional Liquid Reserves (the “Acquiring Fund”), also a series of Legg Mason Partners Institutional Trust, and you will become a shareholder of the Acquiring Fund (the “Reorganization”). You will receive shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that you own on the date of the Reorganization, but to the extent that the Funds have different net asset values per share at the time of closing of the Reorganization, you would receive a slightly different number of shares of the Acquiring Fund in the Reorganization than you hold in the Target Fund.

Q.	WHY IS THE REORGANIZATION OCCURRING?

A.    The board of trustees (the “Board”) of Legg Mason Partners Institutional Trust and management believe that the Reorganization is in the best interests of the Target Fund. The Target Fund and the Acquiring Fund have the same investment objectives, strategies and policies, and the same investment manager and subadviser. The Target Fund’s manager believes that a larger, combined fund offers operational efficiencies and potential economies of scale that may lower expenses paid by shareholders in the long term. The Board notes that the Acquiring Fund and the Target Fund have had similar average annual performance over the one-, three-, five- and ten-year periods ended December 31, 2016.

Q.	ARE MY FUND’S INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED POLICIES SIMILAR TO THOSE OF THE ACQUIRING FUND?

A.    Yes. The funds have the same investment objectives and strategies. Each fund is an institutional “prime” money market fund that invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Each fund invests as a feeder fund through Liquid Reserves Portfolio, an underlying mutual fund having the same investment objectives and strategies as both funds under a master/feeder structure. Please see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in the Information Statement/Prospectus.

Q.	HOW WILL THE REORGANIZATION AFFECT FUND FEES AND EXPENSES?

A.    The Reorganization will have the following effects on the fees and expenses of shares of the Target Fund:

•	Total annual fund operating expenses (before and after fee waivers and/or expense reimbursements) of shares of the Target Fund are not expected to increase as a result of the Reorganization.

•	The contractual management fee schedules for the Target Fund and the Acquiring Fund are the same.

Please see “Summary—Comparison of Fees and Expenses” in the Information Statement/Prospectus for a detailed breakdown of the fees and expenses paid by the Target Fund in comparison with those paid by the Acquiring Fund.

Q.	WILL I HAVE TO PAY ANY SALES LOAD, CHARGE OR OTHER COMMISSION IN CONNECTION WITH THE REORGANIZATION?

A.    No. No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. You will receive shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that you own on the date of the Reorganization.

Q.	WHAT CLASSES OF SHARES WILL I RECEIVE?

A.    You will receive Institutional Shares of the Acquiring Fund.

Q.	WHAT IF I REDEEM MY SHARES BEFORE THE CLOSING OF THE REORGANIZATION?

A.    Redemptions of fund shares that occur before the closing of the Reorganization will be processed according to the Target Fund’s policies and procedures in effect at the time of the redemption.

Q.	WILL MY SHAREHOLDER PRIVILEGES CHANGE AS A RESULT OF THE REORGANIZATION?

A.    No. You will receive the same class of shares as you hold in the Target Fund with the same privileges.

Please see “Summary—Comparison of Sales Loads and Purchase and Redemption Policies and Procedures” and “Purchases and Redemptions of Fund Shares; Other Shareholder Information” in the Information Statement/Prospectus.

Q.	CAN I PURCHASE ADDITIONAL SHARES IN MY FUND PRIOR TO THE REORGANIZATION?

A.    Yes.

Q.	WILL I HAVE TO PAY ANY TAXES AS A RESULT OF THE REORGANIZATION?

A.    It is expected that you will not recognize a gain or loss for federal income tax purposes as a direct result of the Reorganization. You will receive, in one or more distributions, all or a portion of which may be taxable, your share of the net investment income and net capital gain of the Target Fund that has not previously been distributed for the taxable year ending on the Closing Date. The Acquiring Fund may make a comparable distribution to its shareholders shortly before the Reorganization. You should talk to your tax adviser about any state, local and other tax consequences of the Target Fund’s Reorganization.

Q.	WHO WILL PAY FOR THE REORGANIZATION?

A.    The costs and expenses related to the Reorganization (the “Reorganization Costs”) will be allocated to the Acquiring Fund and the Target Fund pro rata based on the aggregate net assets of each Fund. The Reorganization Costs are expected to be approximately $155,000. No transaction costs are anticipated to be incurred in connection with the Reorganization.

Q.	WHEN IS THE REORGANIZATION OF MY FUND EXPECTED TO HAPPEN?

A.    The Reorganization of the Target Fund is expected to occur on or about August 18, 2017.

Q.	WHOM DO I CALL IF I HAVE QUESTIONS?

A.    If you need more information or have any questions, please call 1-800-625-4554.

2

The information in this Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Information Statement/Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

INFORMATION STATEMENT/PROSPECTUS

June 19, 2017

INFORMATION STATEMENT FOR:

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Cash Reserves

(the “Target Fund”)

620 Eighth Avenue

New York, NY 10018

1-877-721-1926

PROSPECTUS FOR:

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Liquid Reserves

(the “Acquiring Fund”)

(each a “Fund” and, together, the “Funds”)

620 Eighth Avenue

New York, NY 10018

1-877-721-1926

This Information Statement/Prospectus is being furnished in connection with the Reorganization of the Target Fund into the Acquiring Fund.

Each Fund is a separate series of Legg Mason Partners Institutional Trust (the “Trust”), a registered open-end management investment company organized as a Maryland statutory trust. Each Fund is a money market fund. The investment objectives, policies and principal investment strategies of the Target Fund are the same as those of the Acquiring Fund. Legg Mason Partners Fund Advisor, LLC is the investment manager of each Fund. Please see “Comparison of Investment Objectives, Strategies and Principal Risks of Investing in the Funds” in this combined Information Statement and Prospectus (the “Information Statement/Prospectus”).

The Form of Agreement and Plan of Reorganization (the “Reorganization Agreement”) contemplates the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for full and fractional Institutional Shares of the Acquiring Fund and the assumption of the Target Fund’s liabilities by the Acquiring Fund. The Target Fund would then distribute to its shareholders the portion of the shares of the Acquiring Fund to which each such shareholder is entitled in redemption of the outstanding shares of the Target Fund, with each shareholder receiving shares of the Acquiring Fund.

Western Asset Institutional Cash Reserves (the “Target Fund”)	Western Asset Institutional Liquid Reserves (the “Acquiring Fund”)
Institutional Shares	Institutional Shares
Trading Symbol: CARXX	Trading Symbol: CILXX

The Acquiring Fund also offers Investor Shares and each Fund offers Administrative Shares. There were no Administrative Shares of the Target Fund outstanding as of April 30, 2017. Administrative Shares and Investor Shares of the Acquiring Fund are not offered in this Information Statement/Prospectus.

The Reorganization is expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), for federal income tax purposes. See “Information about the Reorganization—Federal Income Tax Consequences” below. Shareholders should consult their tax advisers to determine the actual impact of the Reorganization in light of their individual tax circumstances.

This Information Statement/Prospectus, which you should retain for future reference, sets forth concisely the information about the Acquiring Fund that a prospective investor should know before investing. A Statement of Additional Information (the “Reorganization SAI”) dated June 19, 2017, relating to this Information Statement/Prospectus and the Reorganization has been filed with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Information Statement/Prospectus. A copy of the Reorganization SAI is available upon request and without charge by writing to the Acquiring Fund at 100 First Stamford Place, Attn: Shareholders Services—5th Floor, Stamford, Connecticut 06902 or calling 1-800-625-4554.

For more information regarding the Funds, see the Funds’ current prospectus (the “Prospectus”) and statement of additional information (the “Fund SAI”) filed with the SEC on the dates as listed in Appendix A. The Target Fund Prospectus and the Target Fund SAI are incorporated into this Information Statement/Prospectus by reference. The Prospectus of the Acquiring Fund is not being incorporated by reference.

The audited financial statements and related independent registered public accounting firm’s report for the Target Fund contained in the annual report for the fiscal year ended August 31, 2016 are incorporated herein by reference. The unaudited financial statements for the Target Fund contained in the semi-annual report for the period ended February 28, 2017 are incorporated herein by reference. You may receive without charge a copy of the Prospectus, Fund SAI, and annual and semi-annual report for each Fund by calling 1-800-625-4554, or by writing the Funds at 100 First Stamford Place, Attn: Shareholders Services—5th Floor, Stamford, Connecticut 06902.

The financial highlights for the Acquiring Fund contained in the semi-annual report for the fiscal period ended February 28, 2017 are attached to this Information Statement/Prospectus as Appendix B.

In addition, you can copy and review this Information Statement/Prospectus and the complete filing on Form N-14 containing the Information Statement/Prospectus and any of the above-referenced documents at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s internet site at www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, 100 F Street, N.E., Washington, DC 20549.

A copy of the form of the Reorganization Agreement pertaining to the Reorganization accompanies this Information Statement/Prospectus as Appendix C.

The information contained herein concerning the Target Fund has been provided by, and is included herein in reliance upon, the Target Fund. The information contained herein concerning the Acquiring Fund has been provided by, and is included herein in reliance upon, the Acquiring Fund.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ii

SUMMARY

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and the Reorganization Agreement, the form of which is attached to this Information Statement/Prospectus as Appendix C.

Reorganization

At a meeting held on May 8-9, 2017, the Board of Trustees (the “Board”) of Legg Mason Partners Institutional Trust (the “Trust”), including all of the Board members who are not “interested persons” of the Funds under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Independent Board Members”), unanimously approved the Reorganization Agreement. The Reorganization Agreement provides for:

1.	the transfer of all of the assets of the Target Fund, in exchange for the assumption of all of the liabilities of the Target Fund by the Acquiring Fund and for Institutional Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund;

2.	the distribution of those Institutional Shares of the Acquiring Fund to the shareholders of the Target Fund; and

3.	the termination of the Target Fund (collectively the “Reorganization”).

The Reorganization Agreement is not subject to approval by the shareholders of the Target Fund. The Reorganization is scheduled to be effective as of the close of business on August 18, 2017, or on such later date as the parties may agree (“Closing Date”). As a result of the Reorganization of the Target Fund, each shareholder holding Institutional Shares of the Target Fund will become the owner of the number of full and fractional Institutional Shares of the Acquiring Fund having an aggregate net asset value equal to that aggregate net asset value of the shareholder’s Target Fund shares as of the close of business on the Closing Date. Accordingly, in the Reorganization, a shareholder of the Target Fund may receive fewer or more shares of the Acquiring Fund than the shareholder holds in the Target Fund. The Funds’ valuation policies are identical. See “Information about the Reorganization” below. For more information about the shares of the Target Fund and the Acquiring Fund, see “Summary—Comparison of Sales Loads and Purchase and Redemption Policies and Procedures” below and “Purchases and Redemptions of Fund Shares; Other Shareholder Information” below.

For the reasons set forth below in “Information about the Reorganization—Reasons for the Reorganization and Board Considerations,” the Board, including all of the Independent Board Members, has concluded that participation in the Reorganization of the Target Fund is in the best interests of the Target Fund and that the interests of the Target Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Board has also approved the Reorganization on behalf of the Acquiring Fund.

It is expected that, subject to the limited potential exceptions described below under the heading “Information about the Reorganization—Federal Income Tax Consequences,” neither the Target Fund nor its shareholders will recognize gain or loss as a direct result of the Reorganization, and that the aggregate tax basis of the Acquiring Fund shares received by each Target Fund shareholder will be the same as the aggregate tax basis of the shareholder’s Target Fund shares. For more information, see “Information about the Reorganization—Federal Income Tax Consequences” below.

Target Fund shareholders will receive, in one or more distributions, all of the net investment income and net capital gain of the Target Fund not previously distributed for the taxable year ending on the Closing Date. Any such distributions will generally be taxable to you. The Acquiring Fund may make a comparable distribution to its shareholders shortly before the Reorganization. It is not anticipated that any transaction costs will be incurred by shareholders in connection with the Reorganization.

Certain Defined Terms Used in this Information Statement/Prospectus

The Target Fund and the Acquiring Fund are each series of the Trust, a Maryland statutory trust. For ease of reference and clarity of presentation, shares of beneficial interest of the Acquiring Fund and Target Fund are referred to herein as “shares,” holders of shares are referred to herein as “shareholders” and the Board of Trustees overseeing the Acquiring Fund and the Target Fund is referred to herein as the “Board.”

Comparison of Investment Objectives and Principal Investment Strategies

The Target Fund and the Acquiring Fund have the same investment objectives and investment strategies. Accordingly, the combined Fund will have the same investment objectives and investment strategies as the Target Fund. Following is a brief discussion regarding the Funds’ investment objectives and investment strategies. A more detailed discussion regarding the Funds’ investment objectives, investment strategies, risks and management appear below in this Information Statement/Prospectus. More information can be found in each Fund’s Prospectus and Fund SAI.

Each Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Each Fund is a money market fund that invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each Fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. Each Fund does not invest directly in securities but instead invests as a feeder fund through Liquid Reserves Portfolio, an underlying mutual fund having the same investment objectives and strategies under a master/feeder structure. Each Fund sells and redeems its shares at prices based on the current market value of the securities it holds. Therefore, the share price of each Fund will fluctuate along with changes in the market-based value of such Fund’s assets. Because the share price of each Fund fluctuates, each Fund has what is called a “floating net asset value” or “floating NAV”.

Each Fund has the same investment manager, Legg Mason Partners Fund Advisor, LLC and the same subadviser, Western Asset Management Company. Accordingly, the combined Fund will have the same investment manager and subadviser as the Target Fund.

Effect on Expenses

Total annual fund operating expenses (before and after fee waivers and/or expense reimbursements) of shares of the Target Fund are not expected to increase as a result of the Reorganization. Existing fee waivers for both the Target Fund and the Acquiring Fund are in effect through December 31, 2018. Additional voluntary waivers may also apply.

Comparison of Fees and Expenses

The tables below compare the fees and expenses of shares of the Target Fund and shares of the Acquiring Fund for the twelve-month period ended March 31, 2017. The tables also show the estimated fees and expenses of shares of the combined Fund, on a pro forma basis, for the twelve-month period ended on March 31, 2017. As a general matter, changes (positive or negative) in a Fund’s expense ratio resulting from fluctuations in the Target Fund’s or Acquiring Fund’s net assets will be borne by the shareholders of the applicable Fund and the combined Fund. The actual fees and expenses of the Funds and the combined Fund as of the Closing Date may differ from those reflected in the tables below. The Acquiring Fund will be the accounting survivor of the Reorganization. As the accounting survivor, the Acquiring Fund’s operating history will be used for the combined Fund’s financial reporting purposes.

	Pre-Reorganization
	Target Fund[1]	Acquiring Fund[1]	Pro Forma Combined Fund[1]
	Institutional Shares	Institutional Shares	Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Management Fees	0.20	0.20	0.20
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.07	0.06	0.04

Total Annual Fund Operating Expenses	0.27	0.26	0.24
Fees Waived and/or Expenses Reimbursed[2]	(0.07)	(0.06)	(0.04)

Total Annual Fund Operating Expenses After Waiving Fees and/or Reimbursing Expenses	0.20	0.20	0.20

(1)

Each Fund is a feeder fund that invests in securities through an underlying mutual fund, Liquid Reserves Portfolio. The information in this table and in the Example below reflects the direct fees and expenses of each Fund and its allocated share of fees and expenses of Liquid Reserves Portfolio. The gross expenses in the financial highlights do not reflect the reduction in a Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid to Liquid Reserves Portfolio.

(2)

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) for Institutional Shares of each Fund so that total annual operating expenses are not expected to exceed 0.20%. This arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The following examples help you compare the costs of investing in Institutional Shares of the Target Fund, the Acquiring Fund and the combined Fund with the costs of investing in other mutual funds. The examples assume that: you invest $10,000 for the periods shown, your investment has a 5% return each year, each Fund’s operating expenses remain the same and you reinvest all distributions and dividends. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares
Target Fund	$20	$79	$144	$335
Acquiring Fund	$20	$77	$140	$325
Pro Forma Combined Fund	$20	$73	$131	$301

Comparison of Sales Loads and Purchase and Redemption Policies and Procedures

There are no sales loads or contingent deferred sales charges with respect to Institutional Shares of the Target Fund or the Acquiring Fund.

The purchase and sale policies and procedures with respect to shares of the corresponding classes of the Target Fund and the Acquiring Fund are the same.

The minimum investment amounts for shares of the corresponding classes of the Target Fund and the Acquiring Fund are the same.

There are currently no exchange privileges in effect with respect to the Target Fund or the Acquiring Fund, and no exchange privileges are anticipated for the combined Fund.

More information about the sales load, distribution and shareholder servicing arrangements for the shares of the Acquiring Fund and the procedures for making purchases, redemptions of shares are set forth in “Purchases and Redemptions of Fund Shares; Other Shareholder Information” below.

INVESTMENT OBJECTIVES, STRATEGIES AND

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following discussion regarding the investment objectives, policies, strategies and principal risks of the Target Fund and the Acquiring Fund is based upon and qualified in its entirety by the disclosure appearing in each Fund’s Prospectus (as supplemented). Each Fund’s Prospectus (as supplemented from time to time) is dated as follows:

Target Fund	Prospectus Dated
Western Asset Institutional Cash Reserves	December 28, 2016

Acquiring Fund	Prospectus Dated
Western Asset Institutional Liquid Reserves	December 28, 2016

The Funds have the same investment objectives, principal investment strategies and principal risks. Accordingly, the combined Fund will have the same investment objectives, principal investment strategies and principal risks as the Target Fund. The Funds’ investment objectives, principal investment strategies and principal risks also correspond to those of Liquid Reserves Portfolio, the underlying mutual fund through which each Fund invests in securities.

Investment objective

Each Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Primary investment policies and strategies

Each Fund invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. Each Fund may invest in all types of money market instruments, including bank obligations, commercial paper and asset-backed securities, structured investments, repurchase agreements and other short-term debt securities. These instruments may be issued or guaranteed by all types of issuers, including U.S. and foreign banks and other private issuers, the U.S. government or any of its agencies or instrumentalities, U.S. states and municipalities, or foreign governments. These securities may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. The Funds may invest without limit in bank obligations, such as certificates of deposit, fixed time deposits and bankers’ acceptances. The Funds generally limit investments in foreign securities to U.S. dollar denominated obligations of issuers, including banks and foreign governments, located in the major industrialized countries, although with respect to bank obligations, the branches of the banks issuing the obligations may be located in the Bahamas or the Cayman Islands.

Under Rule 2a-7 of the 1940 Act, the Funds must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the Funds’ subadviser or the Board will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

Each Fund sells and redeems its shares at prices based on the current market value of the securities it holds. Therefore, the share price of the Funds will fluctuate along with changes in the market-based value of the Funds’ assets. Because the share price of the Funds fluctuates, it has what is called a “floating net asset value” or “floating NAV”.

Risk factors

Because the Funds have the same objectives, principal investment policies and principal investment strategies, the Funds have the same risks. The following summarizes the principal risks of investing in either of the Funds.

You could lose money by investing in the Funds. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds’ at any time.

If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity.

Either Fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. The market prices of each Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise.

A rise in rates tends to have a greater impact on the prices of longer term securities. Interest rates have been historically low, so a Fund faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from each Fund.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Funds invest.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Funds’ investments may be negatively affected.

Credit risk. An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Funds or a counterparty to a financial contract with the Funds may default or its credit may be downgraded, or the value of assets underlying a security may decline.

Yield risk. The amount of income received by a Fund will go up or down depending on variations in short-term interest rates, and when interest rates are very low a Fund’s expenses could absorb all or a significant portion of such Fund’s income. If interest rates increase, the Funds’ yield may not increase proportionately. For example, the Funds’ manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed. In addition, the implementation of the new requirements recently adopted for money market funds may have a negative effect on each Fund’s yield.

Structured securities risk. The payment and credit qualities of structured securities derive from their underlying assets, and they may behave in ways not anticipated by the Funds, or they may not receive tax, accounting or regulatory treatment anticipated by the Funds.

Risks associated with concentration in the banking industry. The Funds may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks and thus will be more susceptible to negative events affecting banks and the financial services sector worldwide.

Foreign investments risk. The Funds’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Funds may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Funds’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, the Funds’ investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the Funds.

Liquidity risk. The Funds may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly, and they may become difficult or impossible to sell, particularly during times of market turmoil. Illiquid investments may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make markets for certain securities. If the Funds are forced to sell an illiquid investment to meet redemption requests or other cash needs, the Funds may be forced to sell at a loss. In addition, if either Fund’s liquidity falls below certain levels, each Fund may impose a fee of up to 2% on redemptions from the Fund or temporarily restrict redemptions from the Fund for up to 10 business days in any given 90 day period.

Valuation risk. The sales price the Funds could receive for any particular portfolio investment may differ from the Funds’ valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem either Fund’s shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Funds’ ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption risk. The Funds may experience heavy redemptions that could cause either Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, the Funds may impose a fee or suspend redemptions under certain conditions.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to the Funds’ assets, customer data (including private shareholder information), or proprietary information, or cause either Fund, the manager, the subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Management

The Target Fund and the Acquiring Fund have the same investment manager and subadviser. Accordingly, the combined Fund will have the same investment manager and subadviser as the Target Fund, as follows:

Investment manager: Legg Mason Partners Fund Advisor, LLC

Subadviser: Western Asset Management Company

Purchase and Sale of Fund Shares

The Target Fund and the Acquiring Fund have the same procedures for making purchases and redemptions of shares. Accordingly, the combined Fund will have the same procedures for making purchases and redemptions of shares as the Target Fund, as follows:

In general, you may purchase or redeem shares of each Fund during Fund business hours on any day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open for business, subject to certain exceptions.

Each Fund’s initial and subsequent investment minimums for Institutional Shares are generally set forth in the accompanying table:

Investment Minimum Initial/Additional Investment	Institutional Shares
General/Institutional Investors purchasing through the Fund	$1 million/50
Accounts managed/advised by an investment advisory subsidiary of Legg Mason	$50,000/50

Your financial intermediary may impose different investment minimums.

Each Fund normally calculates its net asset value as of 8:00 a.m., 12:00 p.m. and 3:00 p.m. (Eastern time) on each Fund business day. Each Fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the Acquiring Fund by phone (1-877-721-1926 or 1-203-703-6002).

Each Fund may impose a fee of up to 2% on redemptions from the Fund or temporarily restrict redemptions from the Fund for up to 10 business days in any given 90 day period in the event that the Fund’s weekly liquid assets fall below certain designated thresholds. Any announcement regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or a redemption gate, will be available at the Fund’s website below and will be filed with the Securities and Exchange Commission.

Institutional Liquid Reserves	https://www.leggmason.com/en-us/products/money-markets/western-asset-institutional-liquid-reserves.html

Institutional Cash Reserves	https://www.leggmason.com/en-us/products/money-markets/western-asset-institutional-cash-reserves.html

More information about the procedures for making purchases and redemptions of shares are set forth in “Purchases and Redemptions of Fund Shares; Other Shareholder Information” below.

Tax information

Each Fund’s distributions are generally taxable as ordinary income or capital gains.

Payments to broker/dealers and other financial intermediaries

Each Fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of Fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the Fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

More on the Funds’ Investment Strategies, Investments and Risks

Credit quality

Each Fund invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality. In addition, each security, at the time of purchase by a Fund, has been determined by the subadviser to present minimal credit risk. Where required by applicable rules, the Funds’ subadviser or Board will decide whether a security should be held or sold in the event of certain credit events occurring after purchase.

Maturity

Each Fund invests in securities that, at the time of purchase, are treated under applicable regulations as having remaining maturities of 397 days or less. For example, in determining the remaining maturity of a security for the purposes of these regulations, features such as a floating or variable rate of interest or a demand feature may be taken into account under some circumstances. Each Fund maintains a weighted average maturity of not more than 60 days. In addition, each Fund must comply with rules with respect to the Fund’s weighted average life. Where required by applicable rules, if, after purchase, payment upon maturity does not occur or the maturity on a security is extended, the Funds’ subadviser or Board will decide whether the security should be held or sold.

Liquidity

Each Fund must follow strict rules with respect to the liquidity of its portfolio securities including daily and weekly liquidity requirements. In addition, neither Fund may purchase illiquid securities if, as a result of the acquisition, more than 5% of the Fund’s total assets would be invested in illiquid securities. Illiquid securities are those that, as determined by the subadviser, may not be disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund. Securities that are deemed liquid at the time of purchase by a Fund may become illiquid following purchase. If either Fund’s weekly liquid assets fall below certain designated thresholds, the Fund may impose a fee of up to 2% on redemptions from the Fund or temporarily restrict redemptions from the Fund for up to 10 business days in any given 90 day period.

Money Market Instruments

Money market instruments are short-term IOUs issued by banks or other non-governmental issuers, the U.S. or foreign governments, or state or local governments. Money market instruments generally have maturity dates of 13 months or less, and may pay interest at fixed, floating or adjustable rates, or may be issued at a discount. Money market instruments may include certificates of deposit, bankers’ acceptances, variable rate demand securities (where the interest rate is reset periodically and the holder may demand payment from the issuer or another obligor at any time), preferred shares, fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed commercial paper, other asset-backed securities and repurchase agreements. Asset-backed commercial paper refers to a debt security with an original term to maturity of up to 270 days that may be backed by consumer loans or other types of receivables. Payments due on asset-backed commercial paper are supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both.

U.S. Treasury Obligations

U.S. Treasury obligations are direct debt obligations issued by the U.S. government. Treasury bills, with maturities normally from 4 weeks to 52 weeks, are typically issued at a discount as they pay interest only upon maturity. Treasury bills are non-callable. Treasury notes have a maturity between two and ten years and typically pay interest semi-annually, while Treasury bonds have a maturity of over ten years and pay interest semi-annually. Treasuries also include STRIPS, TIPS and FRNs. STRIPS are Treasury obligations with separately traded principal and interest component parts that are transferable through the federal book-entry system. Because payments on STRIPS are made only at maturity, during periods of changing interest rates, STRIPS may be more volatile than unstripped U.S. Treasury obligations with comparable maturities. TIPS are Treasury Inflation-Protected Securities, the principal of which increases with inflation and decreases with deflation, as measured by the Consumer Price Index. At maturity, a TIPS holder is entitled to the adjusted principal or original principal, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation. However, because the interest rate is fixed, TIPS may lose value when market interest rates increase, particularly during periods of low inflation. FRNs are newly introduced floating rate notes that are indexed to the most recent 13-week Treasury bill auction High Rate, and which pay interest quarterly. U.S. Treasury obligations typically offer lower interest rates than other obligations.

U.S. Government Obligations

U.S. government obligations include U.S. Treasury obligations and other obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities. U.S. government obligations include zero coupon securities that make payments of interest and principal only upon maturity and which therefore tend to be subject to greater volatility than interest bearing securities with comparable maturities. Some of the U.S. government securities that the Funds may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation). The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government.

Structured instruments

Structured instruments in which the Funds invests are specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have a feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security. The payment and credit qualities of these instruments derive from the underlying assets embedded in the structure.

Structured securities include variable rate demand instruments and participation interests that are backed by underlying municipal or other securities. Variable rate demand instruments require the issuer or a third party, such as a bank, insurer or broker/dealer, to repurchase the security for its face value upon demand and typically have interest rates that reset on a daily or weekly basis. In a participation interest, a bank or other financial institution sells undivided interests in a municipal or other security it owns. Participation interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell the interests back to the issuer after a specified notice period.

Asset-backed securities

Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Municipal securities

Municipal securities include debt obligations issued by any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers, participation or other interests in these securities and other structured securities. Although municipal securities are issued by qualifying issuers, payments of principal and interest on municipal securities may be derived solely from revenues from certain facilities, mortgages or private industries, and may not be backed by the issuers themselves.

Municipal securities include general obligation bonds, revenue bonds, housing authority bonds, private activity bonds, industrial development bonds, residual interest bonds, tender option bonds, tax and revenue anticipation notes, bond anticipation notes, tax-exempt commercial paper, municipal leases, participation certificates and custodial receipts. General obligation bonds are backed by the full faith and credit of the issuing entity. Revenue bonds are typically used to fund public works projects, such as toll roads, airports and transportation facilities, that are expected to produce income to make the payments on the bonds, since they are not backed by the full taxing power of the municipality. Housing authority bonds are used primarily to fund low to middle income residential projects and may be backed by the payments made on the underlying mortgages. Tax and revenue anticipation notes are generally issued in order to finance short-term cash needs or, occasionally, to finance construction. Tax and revenue anticipation notes are expected to be repaid from taxes or designated revenues in the related period, and they may or may not be general obligations of the issuing entity. Bond anticipation notes are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds and may be issued to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects. Some of these securities may have stated final maturities of more than 397 days but have demand features that entitle a fund to receive the principal amount of the securities either at any time or at specified intervals.

Municipal securities include municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase contract which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

Banking industry concentration

Each Fund may invest without limit in obligations of U.S. banks and up to 25% of its assets in U.S. dollar-denominated obligations of non-U.S. banks. Obligations of foreign branches of U.S. banks and U.S. branches of foreign banks may be considered obligations of U.S. banks if they meet certain requirements. Bank obligations include bank notes, certificates of deposit, time deposits, banker’s acceptances, commercial paper and other similar obligations. They also include Eurodollar and Yankee obligations, such as certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Bank obligations also include participation interests in municipal securities issued and/or backed by banks and other obligations that have credit support or liquidity features provided by banks.

When-issued securities, delayed delivery and forward commitment transactions

Each Fund may purchase securities under arrangements (called when-issued, delayed delivery, to be announced or forward commitment basis) where the securities will not be delivered or paid for immediately. A Fund will set aside assets to pay for these securities at the time of the agreement. Such transactions involve a risk of loss, for example, if the value of the securities declines prior to the settlement date or if the assets set aside to pay for these securities decline in value prior to the settlement date. Therefore, these transactions may have a leveraging effect on the Funds, making the value of an investment in the Funds more volatile and increasing the Funds’ overall investment exposure. Typically, no income accrues on securities either Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has set aside to cover these positions.

Repurchase agreements

In a repurchase agreement, a Fund purchases securities from a counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as a Fund’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, a Fund is entitled to sell the securities, but a Fund may not be able to sell them for the price at which they were purchased, thus causing a loss. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.

Reverse repurchase agreements and other borrowings

Each Fund may borrow money as a means of raising money to satisfy redemption requests or for other temporary or emergency purposes by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a Fund sells securities to a counterparty, in return for cash, and the Fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the Fund for the money borrowed. Although the Funds do not intend to use these transactions for leveraging purposes, reverse repurchase agreements and other borrowing transactions may make the value of an investment in a Fund more volatile and increase a Fund’s overall investment exposure.

Variable rate demand notes

Variable rate demand notes (VRDNs) and other similar obligations are typically long term instruments issued with a floating rate of interest by municipalities or other issuers. The interest rate usually resets every one to seven days, based on a published interest rate index. Investors typically may resell a VRDN to a third-party financial intermediary serving as a remarketing agent on up to seven days’ notice. A VRDN may be supported by a liquidity facility or a letter of credit. These features permit the VRDN to be treated by both Funds as a short-term instrument. Investments in VRDNs involve credit risk with respect to the issuer as well as with respect to the financial institutions providing remarketing, liquidity or credit support. In addition, failures or defaults by one or more of those entities could result in a Fund holding a long-term fixed rate illiquid investment.

Defensive investing

Each Fund may, without limit, hold cash uninvested and, if so, the Fund may be subject to risk with respect to the depository institution holding the cash. In addition, a Fund will not earn income on those assets and it will be more difficult for the Fund to achieve its investment objective. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

Investments by other funds

Both Funds may be an investment option for other funds, including affiliated funds.

Other investments

Each Fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, a Fund might not use all of the strategies and techniques or invest in all of the types of investments described in this Prospectus or in the SAI.

Selection process

In selecting individual securities, the subadviser:

•	Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors

•	Measures the potential impact of supply/demand imbalances for fixed versus variable rate securities and for obligations of different issuers

•

Measures the yields available for securities with different maturities and a security’s maturity in light of the outlook for interest rates to identify individual securities that offer return advantages at similar risk levels

Because the Funds are subject to maturity limitations on the investments they may purchase, many of their investments are held until maturity. The subadviser may sell a security before maturity when it is necessary to do so to meet redemption requests or regulatory requirements. The subadviser may also sell a security if the subadviser believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of either Fund’s portfolio (for example, to reflect changes in the subadviser’s expectations concerning interest rates), or when the subadviser believes there is superior value in other market sectors or industries.

Investment structure

Each Fund does not invest directly in securities but instead invests as a feeder fund through an underlying mutual fund having the same investment objectives and strategies under a master/feeder structure. Unless otherwise indicated, references to each Fund in this Information Statement/Prospectus include the underlying master fund. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund’s Board believes it to be in the best interests of the Fund’s shareholders. A Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other feeder funds may invest in the same underlying mutual fund. Those other funds may have lower fees and/or expenses, and correspondingly higher performance, than each Fund. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same master fund.

More on risks of investing in the Funds

You could lose money by investing in the Funds. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. Both Funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if a Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to a Fund, and you should not expect that the sponsor will provide financial support to a Fund at any time.

If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity.

There is no assurance that a Fund will meet its investment objective.

A Fund could underperform other short-term debt instruments or money market funds, or you could lose money, as a result of risks such as:

Market and interest rate risk. The market prices of each Fund’s securities may go up or down, sometimes rapidly or unpredictably. If the market prices of the securities owned by a Fund fall, the value of your investment in the Fund will decline. The value of a security may fall due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. The value of a security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer.

The market prices of securities may fluctuate significantly when interest rates change. When interest rates rise, the value of fixed income securities, and therefore the value of your investment in a Fund generally goes down. Interest rates have been historically low, so the Funds face a heightened risk that interest rates may rise. Generally, the longer the maturity of a fixed income security, the greater the impact of a rise in interest rates on the security’s value. Moreover, securities can change in value in response to other factors, such as credit risk. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. When interest rates decline, investments made by a Fund may pay a lower interest rate, which would reduce the income received by a Fund. Also, when interest rates go down, either Fund’s yield will decline. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities held by a Fund and could also result in increased redemptions from a Fund.

Market events risk. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Funds invest.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Fund’s investments may be negatively affected.

Credit risk. An issuer or other obligor (such as a party providing insurance or other credit enhancement) may fail to make the required payments on securities held by a Fund. Debt securities also go up or down in value based on the perceived creditworthiness of issuers or other obligors. If an obligor for a security held by a Fund fails to pay, otherwise defaults or is perceived to be less creditworthy, a security’s credit rating is downgraded, which could happen rapidly, or the credit quality or value of any underlying assets declines, the value of your investment in a Fund could decline significantly, particularly in certain market environments. If a single entity provides credit enhancement to more than one of a Fund’s investments, the adverse effects resulting from the downgrade or default will increase the adverse effects on a Fund. If a Fund enters into a financial contract (such as a repurchase agreement or reverse repurchase agreement) the Fund will be subject to the credit risk presented by the counterparty. In addition, a Fund may incur expenses in an effort to protect the Fund’s interests or to enforce its rights.

Although a Fund’s investments may be treated as short-term securities for the purposes of meeting regulatory maturity limitations, the actual maturity of a security may be longer, and the security’s value may decline on the basis of perceived longer term credit risk of the issuer.

Upon the occurrence of certain triggering events or defaults on a security held by a Fund, or if the subadviser believes that an obligor of such a security may have difficulty meeting its obligations, a Fund may obtain a new or restructured security or underlying assets. In that case, a Fund may become the holder of securities or assets that it could not purchase or might not otherwise hold (for example, because they are of lower quality or are subordinated to other obligations of the issuer) at a time when those assets may be difficult to sell or can be sold only at a loss. Any of these events may cause you to lose money.

Yield risk. Each Fund invests in short-term money market instruments. As a result, the amount of income received by a Fund will go up or down depending on variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, a Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if a Fund’s expenses exceed the Fund’s income, a Fund’s share price could decline. If interest rates increase, a Fund’s yield may not increase proportionately. For example, each Fund’s manager may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

A money market fund is also required to maintain liquidity levels based on the characteristics and anticipated liquidity needs of its shareholders. A Fund with greater liquidity needs may have a lower yield than money market funds with a different shareholder base. The implementation of the new requirements recently adopted for money market funds may have a negative effect on a Fund’s yield.

Risk of increase in expenses. Your actual costs of investing in a Fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease, as a result of redemptions or otherwise, or if a fee limitation is changed or terminated.

Structured securities risk. The value of a structured security depends on the value of the underlying assets and the terms of the particular security. Investment by a Fund in certain structured securities may have the effect of increasing a Fund’s exposure to interest rate, market or credit risk, even if they are not primarily intended for these purposes. Structured securities may behave in ways not anticipated by a Fund, and they raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in the underlying assets. These issues could be resolved in a manner that could hurt the performance of a Fund.

Risks associated with concentration in the banking industry. Each Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and non-U.S. banks. This means that an investment in a Fund may be particularly susceptible to adverse events affecting banks and the financial services sector worldwide. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations. This makes them sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. The ongoing global financial crisis has severely affected many banks. When a bank’s borrowers get into financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks have been particularly hard hit by problems in the real estate industry including defaults by borrowers and litigation relating to mortgage banking practices. Other bank activities such as investments in derivatives and foreign exchange practices also have caused losses. Governmental entities have in the past provided support to certain financial institutions, but there is no assurance they will continue to do so. Some of the entities backing a Fund’s investments may be non-U.S. institutions and, therefore, an investment in a Fund may involve foreign investments risk.

Asset-backed securities risk. The value of asset-backed securities may be affected by changes in credit quality or value of the assets that support the securities as well as by changes in the credit risk of the servicing agent for the pool, the originator of the loans or receivables or the financial institution providing credit support, if any. In addition, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets or to otherwise recover from the underlying obligor in the event of default may be limited and the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest. Asset-backed securities are also sensitive to changes in interest rates which may increase prepayments or extend the duration of the securities.

Risks relating to investments in municipal securities. Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, such as those relating to education, health care, transportation, and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities, potentially resulting in defaults, and can also have an adverse effect on the broader municipal securities market.

There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. In recent periods an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. Financial difficulties of municipal issuers may continue or worsen.

Foreign investments risk. A Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which a Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of a Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities.

The value of a Fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for a Fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a Fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so. In certain foreign markets, settlement and clearance procedures may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

Prepayment or call risk. Many issuers have a right to prepay their securities. Issuers may be more likely to prepay the securities if interest rates fall. If this happens, a Fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone.

Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the subadviser. In addition, a Fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of a Fund.

Liquidity risk. Liquidity risk exists when particular investments are impossible or difficult to sell. Although most of the Funds’ investments must be liquid at the time of investment, investments may become illiquid after purchase by a Fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. When a Fund holds illiquid investments, the portfolio may be harder to value, especially in changing markets, and if a Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. A Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline. In addition, when there is illiquidity in the market for certain investments, a Fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector. Further, certain securities, once sold, may not settle for an extended period. A Fund will not receive its sales proceeds until that time, which may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders). If a Fund’s weekly liquid assets fall below certain designated thresholds, such Fund may impose a fee of up to 2% on redemptions from the Fund or temporarily restrict redemptions from the Fund for up to 10 business days in any given 90 day period.

Valuation risk. The sales price either Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption risk. A Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that a Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. Further, if one decision maker has control of Fund shares owned by separate Fund shareholders, including clients or affiliates of a Fund’s investment manager, redemptions by these shareholders may further increase a Fund’s redemption risk. If a Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the Fund’s share price could decline. In addition, a Fund may impose a fee or suspend redemptions under certain conditions.

Risk relating to investments by other funds. Other funds, including affiliated funds, may invest in a Fund. From time to time, a Fund may experience relatively large redemptions or investments from these funds as a result of their rebalancing their portfolios or for other reasons. In the event of such redemptions or investments, a Fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

Operational risk. Your ability to transact with a Fund or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause a Fund, the manager, the subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Please note that there are other factors that could adversely affect your investment and that could prevent a Fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI. Each Fund intends to make complete portfolio holdings information as of the last business day of each month available at www.leggmason.com/moneymarketfunds (click on the name of the Fund) no later than five business days after month-end. Monthly portfolio holdings information will be available on the Fund’s website for at least six months after posting.

Fundamental investment policies

The Target Fund and the Acquiring Fund have the same fundamental investment policies. Following are the Funds’ fundamental investment policies. The Funds’ fundamental investment policies also correspond to those of Liquid Reserves Portfolio.

1.        A Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.        A Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.        A Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.        A Fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.        A Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.        A Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7.        A Fund may not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each Fund may invest at least 25% of its assets in bank obligations issued by domestic banks.

PURCHASES AND REDEMPTIONS OF FUND SHARES;

OTHER SHAREHOLDER INFORMATION

This section describes Institutional Shares of the Acquiring Fund and how shareholders may buy and sell Institutional Shares, therefore references to “the Fund” in this section relate to the Acquiring Fund. It also describes how the Fund values its securities and the Fund’s policies on frequent trading of Fund shares. This Information Statement/Prospectus describes only Institutional Shares of the Fund. The Fund also offers Investor Shares and Administrative Shares, but these share classes are not involved in the Reorganization.

Institutional Shares

You may buy shares:

•

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the Fund’s distributor to sell shares of the Fund (each called a “Service Agent”)

•	Directly from the Fund

Please note that Institutional Shares are not available to individual investors, except for individual investors buying directly from the Fund.

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

Investment minimums

Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment.

Investment Minimum Initial/Additional Investment	Institutional Shares
General/Institutional Investors purchasing through the Fund	$1 million/50
Accounts managed/advised by an investment advisory subsidiary of Legg Mason	$50,000/50

Your financial intermediary may impose different investment minimums.

The Fund normally calculates its net asset value as of each hour from 8:00 a.m., 12:00 p.m. and 3:00 p.m. (Eastern time) on each Fund business day. The Fund may close early under certain circumstances. For more information, please contact your financial intermediary, or contact the Fund by phone (1-877-721-1926 or 1-203-703-6002).

Buying shares

Generally

You may buy shares of the Fund on any day that the Fund is open for business, as described under “Share price/Fund business days.” Shares are sold at their net asset value next determined after receipt by the transfer agent of your purchase request in good order. Shares of the Fund may only be purchased by the wiring of federal funds.

The Fund may not be available for sale in certain states. Prospective investors should inquire as to whether the Fund is available for sale in their state of residence.

You must provide the following information for your order to be processed:

•    Name of the Fund being bought

•    Class of shares being bought

•    Dollar amount or number of shares being bought

•    Account number (if existing account)

Through a Service Agent

You should contact your Service Agent to open an account and make arrangements to buy shares. You must contact your Service Agent to arrange for the wiring of federal funds.

Your Service Agent may charge an annual account maintenance fee.

All orders through a Service Agent are processed at the net asset value next calculated by the Fund following receipt by the Fund’s transfer agent of your purchase request in good order. It is your Service Agent’s responsibility to transmit orders to the Fund’s transfer agent in a timely fashion.

Through the Fund

Investors should contact the Fund at 1-877-721-1926 or 1-203-703-6002 to open an account and make arrangements to buy shares.

You must contact the Fund at 1-877-721-1926 or 1-203-703-6002 to arrange for the wiring of federal funds.

For initial purchases, complete and send your account application to the Fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55083

Boston, Massachusetts 02205-5083

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, Massachusetts 02021-2809

If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your order will be canceled and you could be liable for any losses or fees incurred by the Fund or its agents.

Purchase requests placed by telephone during the Fund’s service desk’s hours of operation and received in good order will be accepted for processing at the net asset value next determined. The Fund’s service desk’s normal hours of operations are between 7:30 a.m. and 5:30 p.m. (Eastern time) on each Fund business day.

When shares begin to earn dividends

If your order for a purchase to be made in federal funds is received by the Fund in good order prior to the Fund’s close of business on a Fund business day, shares purchased will normally be entitled to receive dividends declared on that day and orders received after the Fund’s close of business on a Fund business day will normally begin to earn dividends on the following business day.

If you are purchasing through a Service Agent, you should check with your Service Agent to determine when your purchase order will be effective.

Exchanging shares
Generally	There are currently no exchange privileges in effect with respect to the Fund.

Redeeming shares
Generally

You may redeem shares of the Fund on any day that the Fund is open for business, as described under “Share price/Fund business days” below. Shares are redeemed at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order. However, the Fund may impose a liquidity fee or temporarily restrict redemptions from the Fund under certain circumstances, as set forth below under “Redemption Fees and Gates.”

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Contact your Service Agent or, if you hold shares directly with the Fund, call the Fund at 1-877-721-1926 or 1-203-703-6002 to redeem shares of the Fund.

Redemption proceeds

If your request is received in good order by your Service Agent or the transfer agent prior to the time the Fund makes its final net asset value calculation on any day the Fund is open for business (normally 3:00 p.m. (Eastern time)), your redemption proceeds normally will be sent that day, but in any event within seven days.

You generally are entitled to receive dividends on Fund shares through the business day prior to the day on which your proceeds are sent to you.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by the rules of or by the order of the Securities and Exchange Commission (“SEC”).

If you hold your shares through a Service Agent, your Service Agent may have its own earlier deadlines for the receipt of a redemption request. All orders through a Service Agent are processed at the net asset value next calculated by the Fund following receipt by the Fund’s transfer agent of your redemption request in good order. It is your Service Agent’s responsibility to transmit orders to the Fund’s transfer agent in a timely fashion. Your sale or redemption proceeds will be sent by federal wire to your Service Agent. You should check with your Service Agent to determine when your proceeds will be available to you.

If you hold your shares through the Fund, redemption proceeds will be sent by federal wire to the bank account you have designated on your application form or other written authorization. To change the bank account designated to receive wire transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire transfer.

The Fund reserves the right to pay redemption proceeds by giving you securities instead of cash. You may pay transaction costs to dispose of the securities, and you may receive less than the price at which they were valued for purposes of the redemption.

By mail

Contact your Service Agent or, if you hold shares directly with the Fund, write to the Fund as follows:

Regular Mail:

Western Asset Money Market Funds

P.O. Box 55083

Boston, Massachusetts 02205-5083

Express, Certified or Registered Mail:

Western Asset Money Market Funds

c/o Boston Financial Data Services

30 Dan Road

Canton, Massachusetts 02021-2809

Your written request must provide the following:

•    The Fund name, the class of shares being redeemed and your account number

•    The dollar amount or number of shares being redeemed

•    Signature of each owner exactly as the account is registered

•    Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with the Fund, call the Fund at 1-877-721-1926 or 1-203-703-6002.

Please have the following information ready when you place your redemption request:

•    Name of the Fund being redeemed

•    Class of shares being redeemed

•    Account number

If you hold your shares directly with the Fund and your telephonic redemption request is placed with the Fund service desk during the Fund service desk’s hours of operation and received in good order, your request will be accepted for processing at the net asset value next determined. The Fund service desk’s normal hours of operations are between 7:30 a.m. and 5:30 p.m. (Eastern time) each Fund business day.

Redemption Fees and Gates

The Fund may impose a liquidity fee of up to 2% on redemptions from the Fund or temporarily restrict redemptions from the Fund for up to 10 business days in any given 90 day period (a “redemption gate”) in the event that the Fund’s weekly liquid assets fall below the following thresholds:

•    30% weekly liquid assets[2]—if the Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, and the Board of the Fund determines that it is in the best interests of the Fund, the Fund may, as early as the same day, impose a liquidity fee of not more than 2% of the amount redeemed or a redemption gate that temporarily suspends the right of redemption.

•    10% weekly liquid assets—if the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund will impose at the beginning of the next business day, a liquidity fee of 1% of the amount redeemed, unless the Board of the Fund determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Fund.

If the Fund imposes a redemption gate, the Fund and the Fund’s authorized agent or intermediary will not accept redemption orders until the Fund has notified shareholders that the redemption gate has been lifted. Any redemption orders submitted while a redemption gate is in effect will be cancelled without further notice. Pending redemption orders may be affected if the Fund imposes a redemption gate. If you still wish to redeem shares once the redemption gate has been lifted, you will need to submit a new redemption request to the Fund or the Fund’s authorized agent or intermediary.

Liquidity fees and redemption gates may be terminated at any time at the judgment of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Fund has invested 30% or more of its total assets in weekly liquid assets. The Fund may only suspend redemptions for up to 10 business days in any 90-day period.

[2]	Weekly liquid assets” include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

A liquidity fee imposed by the Fund will reduce the amount you will receive upon the redemption of your shares, and could cause you to recognize a capital loss or could decrease the capital gain or increase the capital loss you would otherwise recognize. Liquidity fees would be retained by the Fund. Pending redemption orders may be affected if the Fund imposes a liquidity fee.

Any announcement regarding the imposition of a liquidity fee or redemption gate, or the termination of a liquidity fee or a redemption gate, will be available on the Fund’s website below and will be filed with the SEC: https://www.leggmason.com/en-us/products/money-markets/western-asset-institutional-liquid-reserves.html

If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund reserves the right to permanently suspend redemptions and liquidate if the Board of the Fund determines that it is not in the best interests of the Fund to continue operating.

Additional information regarding redemption fees and gates is included in the Fund SAI.

Other things to know about transactions

When you buy or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

•	Name of the Fund

•	Your account number

•	In the case of a purchase, the class of shares being bought

•	In the case of a redemption, the class of shares being redeemed (if you own more than one class)

•	Dollar amount or number of shares being bought or redeemed

•	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing redemption orders by telephone. In that case, shareholders should consider using the Fund’s other redemption procedures described under “Redeeming shares.”

The transfer agent or the Fund will employ reasonable procedures to confirm that any telephone redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the Fund nor its agents will bear any liability for these transactions, subject to applicable law.

The Fund has the right to:

•	Suspend the offering of shares

•	Waive or change minimum initial and additional investment amounts

•	Reject any purchase order

•	Suspend telephone transactions

•	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

•	Impose fees or gates on redemptions as permitted or required by Rule 2a-7 under the 1940 Act

•	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the Fund or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the Fund for more information.

Medallion signature guarantees

To be in good order, your redemption request must include a Medallion signature guarantee if you:

•	Are redeeming shares and sending the proceeds to an address or bank not currently on file

•	Changed your account registration or your address within 30 days

•	Are transferring the redemption proceeds to an account with a different registration

A Medallion signature guarantee may also be required if you:

•	Are making changes to the account registration after the account has been opened; and

•	Are transferring shares to an account in another Legg Mason fund with a different account registration

When a Medallion signature guarantee is called for, the shareholder should have a Medallion signature guarantee stamped under his or her signature. You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, national securities exchanges, registered securities associations and clearing agencies (each an “Eligible Guarantor Institution”), but not from a notary public. The Fund and its agents reserve the right to reject any Medallion signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject Medallion signature guarantees from Eligible Guarantor Institutions. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

Restrictions on the availability of the Fund outside the United States

The distribution of this Prospectus and the offering of shares of the Fund are restricted in certain jurisdictions. This Prospectus is not an offer or solicitation in any jurisdiction where such offer or solicitation is unlawful, where the person making an offer or solicitation is not authorized to make it or a person receiving an offer or solicitation may not lawfully receive it or may not lawfully invest in the Fund. Investors should inform themselves as to the legal requirements within their own country before investing in the Fund.

This Prospectus, and the offer of shares hereunder, are not directed at persons outside the United States. In particular, the Fund is not intended to be marketed to prospective investors in any member state of the European Union, Iceland, Liechtenstein or Norway (collectively, the “European Economic Area” or “EEA”). No notification or application has been made to the competent authority of any member state of the EEA under the Alternative Investment Fund Managers Directive (or any applicable legislation or regulations made thereunder) to market the Fund to investors in the EEA and it is not intended that any such notification or application shall be made.

U.S. citizens with addresses in the United States, and non-U.S. citizens who reside in the United States and have U.S. addresses, are permitted to establish accounts with the Fund. For these purposes, the “United States” and “U.S.” include U.S. territories.

The Fund generally does not permit persons who do not reside in the United States or who do not have U.S. addresses to establish accounts. Therefore, U.S. citizens residing in foreign countries, as well as non-U.S. citizens residing in foreign countries, generally will not be permitted to establish accounts with the Fund.

For further information, you or your Service Agent may contact the fund at 877-721-1926 or 203-703-6002.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the Fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Small account balances/Mandatory redemptions

The Fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the Fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the Fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the Fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of Fund shares may result in tax consequences to you (see “Taxes” for more information). The Fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, or implement fees for small accounts.

Subject to applicable law, the Fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the Fund or consult the Fund SAI.

Frequent trading of Fund shares

Money market funds are often used by investors for short-term investments, in place of bank checking or saving accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason the Fund’s Board has not adopted policies and procedures, or imposed restrictions such as minimum holding periods, in order to deter frequent purchases and redemptions of money market fund shares. The Board also believes that money market funds, such as the Fund, are not typically targets of abusive trading practices. However, some investors may seek to take advantage of a short-term disparity between the Fund’s yield and current market yields, which could have the effect of reducing the Fund’s yield. In addition, frequent purchases and redemptions of Fund shares could increase the Fund’s portfolio transaction costs and may interfere with the efficient management of the Fund’s portfolio, which could detract from the Fund’s performance.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the Fund holds a shareholder meeting, your Service Agent, as record holder, will be entitled to vote your shares and may seek voting instructions from you. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

Dividends, other distributions and taxes

Dividends and other distributions

The Fund calculates its net income and declares dividends each business day when it makes its final net asset value calculation. See “Buying shares” above for information about when recently purchased shares begin to earn dividends and “Redeeming shares” above for information about when shares redeemed cease to earn dividends. Dividends are distributed once a month, on or before the last business day of the month.

You can elect to receive dividends and/or other distributions in cash.

Unless you elect to receive dividends and/or other distributions in cash, your dividends and capital gain distributions will be automatically reinvested in shares of the same class you hold, at the net asset value determined on the reinvestment date.

If you hold shares directly with the Fund and you elect to receive dividends and/or distributions in cash, you have the option to receive such dividends and/or distributions via a direct deposit to your bank account or, provided that the dividend and/or distribution is $10.00 or more, by check. If you choose to receive dividends and/or distributions via check, amounts less than $10.00 will automatically be reinvested in Fund shares as described above.

If you do not want dividends and/or distributions in amounts less than $10.00 to be reinvested in Fund shares, you must elect to receive dividends and distributions via a direct deposit to your bank account.

The Board reserves the right to revise the dividend policy or postpone the payment of dividends if warranted in the Board’s judgment due to unusual circumstances.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold Fund shares through an IRA, 401(k) plan or other tax-advantaged account. Except as specifically noted, the discussion is limited to federal income tax matters, and does not address state, local, foreign or non-income taxes. Further information regarding taxes, including certain federal income tax considerations relevant to non-U.S. persons, is included in the SAI. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about federal, state, local and/or foreign tax considerations that may be relevant to your particular situation.

You normally will have to pay federal income tax on any dividends and other distributions you receive from the Fund, whether the distributions are paid in cash or additional shares. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are reported by the Fund as capital gain dividends are taxable to you as long-term capital gain regardless of how long you have owned your shares. Other distributions are generally taxable as ordinary dividends. The Fund does not expect any distributions to be treated as qualified dividend income, which for non-corporate shareholders may be taxed at reduced rates.

If you redeem shares it is generally a taxable event.

You may elect the “NAV method” for computing gains and losses from redemptions. Under the NAV method, rather than computing gain or loss separately for each taxable disposition of Fund shares, you would determine gain or loss on an aggregate basis for each “computation period” (which could be a taxable year or certain shorter periods within a taxable year). Gain or loss under the NAV method would be based on the change in the aggregate value of your shares during the applicable period (or, for the first period in which the NAV method applies, the difference between the aggregate value at the end of the period and the adjusted tax basis at the beginning of the period), reduced by your purchases of Fund shares (including purchases through the reinvestment of dividends) and increased by the proceeds of redemptions of Fund shares during that period. Under the NAV method, if you hold your shares as a capital asset, any resulting net gain or loss would be treated as short-term capital gain or loss. If you hold shares in the Fund through more than one account, you must treat your holdings in each such account as a separate fund for purposes of applying the NAV method. If you do not elect the NAV method, any capital gain or loss will generally be long-term capital gain or loss if you held your shares for more than one year and short-term capital gain or loss if you held the shares for one year or less. Any such loss will be disallowed to the extent your Fund shares are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares you acquired will be increased to reflect the disallowed loss.

There is uncertainty with respect to the tax treatment of liquidity fees received by the Fund. The tax treatment of liquidity fees may be the subject of future guidance issued by the Internal Revenue Service (the “IRS”). The imposition of a liquidity fee on your redemption of Fund shares could cause you to recognize a loss or could decrease the gain or increase the loss you would otherwise recognize. Although there is no definitive guidance, any liquidity fees received by the Fund may result in distributions or gains that would be taxable to the Fund’s shareholders.

A Medicare contribution tax is imposed at the rate of 3.8% on net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions, if any, paid by the Fund.

A dividend declared by the Fund in October, November or December and paid during January of the following year will, in certain circumstances, be treated as paid in December for tax purposes.

If the Fund meets certain requirements with respect to its holdings, it may elect to “pass through” to shareholders foreign taxes that it pays, in which case each shareholder will include the amount of such taxes in computing gross income, but will be eligible to claim a credit or deduction for such taxes, subject to generally applicable limitations on such deductions and credits.

After the end of each year, your Service Agent or the Fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund.

Share price/Fund business days

You may buy or redeem shares at their net asset value (“NAV”) next determined after receipt of your request in good order.

The Fund’s NAV per share is the value of its assets minus its liabilities divided by the number of shares outstanding rounded to the fourth decimal place. NAV is calculated separately for each class of shares. The Fund is open for business and calculates its NAV every day on which both the NYSE and the Federal Reserve Bank of New York (“FRBNY”) are open for business. Therefore, the Fund will be closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Both the NYSE and FRBNY are also closed on weekends and may be closed because of an emergency or other unanticipated event. In the event the Federal Reserve wire payment system is open and the NYSE is open, the Fund may close for purchase or redemption transactions if—due to an emergency or other unanticipated event—the bond markets are closed for business as recommended by the Securities Industry and Financial Markets Association (“SIFMA”).

The Fund typically values its securities and calculates its NAV as of 8:00 a.m., 12:00 p.m., and 3:00 p.m. (Eastern time) on each Fund business day. However, the Fund could, without advance notice, determine not to make one or more intraday calculations for a number of reasons such as unusual conditions in the bond, credit or other markets or unusual Fund purchase or redemption activity. If the Fund determined not to make an intraday calculation, purchases or redemptions would be effected at the next determined intraday or closing NAV, which may be greater or less than the price at which the purchase or redemption would otherwise have been effected.

On any day when the NYSE, the FRBNY or the bond markets (as recommended by SIFMA) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the Fund reserves the right to close early and make its final NAV calculation as of the time of its early close.

The Fund normally closes for business at 3:00 p.m. (Eastern time). When SIFMA recommends an early close to the bond markets on a business day before or after a day on which a holiday is celebrated, the Fund reserves the right to close at or prior to the SIFMA recommended closing time. For calendar year 2017, SIFMA recommends an early close of the bond markets on April 13, 2017, May 26, 2017, July 3, 2017, November 24, 2017, December 22, 2017 and December 29, 2017. The schedule may be changed by SIFMA due to market conditions.

Valuation of the Fund securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which generally uses independent third party pricing services approved by the Fund’s Board. Under the procedures, assets are valued as follows:

•

The valuations for fixed income securities are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies.

•

The valuations of securities traded on foreign markets and certain other fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. Foreign markets are open for trading on weekends and other days when the Fund does not price their shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem the Fund’s shares.

•

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that the Fund might reasonably expect to receive upon a current sale of the security. The Fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated.

Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.

To determine whether the Fund is open for business, please call the Fund at 1-877-721-1926 or 1-203-703-6002. The Fund service desk is generally open between 7:30 a.m. and 5:30 p.m. (Eastern time) but may close early under certain circumstances. You should contact your Service Agent to determine whether your Service Agent will be open for business.

It is the responsibility of the Service Agent to transmit all orders to buy or redeem shares to the transfer agent on a timely basis.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement attached as Appendix C to this Information Statement/Prospectus. The Reorganization Agreement provides for (1) the transfer of all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption of all of the liabilities of the Target Fund by the Acquiring Fund and for Institutional Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund, (2) the distribution of the Institutional Shares received to the shareholders of the Target Fund in redemption of the Target Fund shares and (3) the termination of the Target Fund. Subject to the satisfaction of the conditions described below, the Reorganization is scheduled to occur as of the close of business on August 18, 2017, or on such later date as the parties may agree (“Closing Date”).

The number of full and fractional shares of the Acquiring Fund to be received by the Target Fund shareholder in the Reorganization will be equal to the aggregate net asset value of the shares of the Target Fund held by that shareholder as of the close of regularly scheduled trading on the NYSE on the Closing Date or such later time as the Target Fund’s net asset value is calculated.

After such distribution, the Target Fund will take all necessary steps under Maryland law, its declaration of trust and any other applicable law to effect its termination.

The Reorganization Agreement may be terminated and the Reorganization abandoned at any time prior to the Closing Date if circumstances develop that, in the opinion of the Board of the Target Fund or the Acquiring Fund, make proceeding with the Reorganization inadvisable. The Reorganization Agreement provides that the Target Fund and the Acquiring Fund may waive compliance with any of the covenants or conditions made therein for the benefit of either Fund. The Reorganization Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Target Fund and the Acquiring Fund, provided, however, that no such amendment shall have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Target Fund shareholders to the detriment of such shareholders.

Description of the Acquiring Fund’s Shares

Shareholders holding Institutional Shares of the Target Fund will receive Institutional Shares of the Acquiring Fund. Each such share will be fully paid and non-assessable when issued and will have no preemptive or conversion rights. The Acquiring Fund will not issue share certificates.

Reasons for the Reorganization and Board Considerations

The Reorganization was presented to the Target Fund’s Board for consideration at a Board meeting held on May 8-9, 2017, and was approved at that meeting. Following extensive discussions of the advantages and disadvantages to the Target Fund, based on its evaluation of all material factors, including those described below, the Board, including all of the Independent Board Members, determined that: (1) participation in the Reorganization is in the best interests of the Target Fund; and (2) the Reorganization would not result in the dilution of the interests of the Target Fund’s shareholders. In considering the proposal, the Board did not identify any single factor or piece of information as all-important or controlling.

The Board considered a number of factors prior to approving the Reorganization, including the following:

•	the recommendations of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Reorganization;

•	the potential efficiencies and economies of scale that are expected to result from the Reorganization;

•	the benefits to shareholders of the Target Fund expected to result from the Reorganization;

•	the costs and expenses related to the Reorganization to be borne by each Fund;

•

the fact that the investment objectives, strategies, policies and risks of the Acquiring Fund and the Target Fund are the same and they both invest substantially all their assets in Liquid Reserves Portfolio;

•	the fact that the contractual management fee schedules of the Acquiring Fund and the Target Fund are the same;

•	the annual fund operating expenses and shareholder fees and services that Target Fund shareholders are expected to pay as shareholders of the Acquiring Fund after the Reorganization;

•	the relative performance histories of the two Funds; and

•	the fact that it is expected that shareholders will not recognize a gain or loss for federal income tax purposes as a direct result of the Reorganization

The Board considered the benefits to LMPFA. If the Reorganization is consummated, LMPFA is expected to achieve higher profitability due to decreased costs. LMPFA is expected to reduce the level of its operational expenses for administrative and compliance services as the number of separate funds declines.

The proposed Reorganization was presented to the Board, on behalf of the Acquiring Fund, for consideration at a Board meeting held on May 8-9, 2017. The Board, on behalf of the Acquiring Fund, including all of the Independent Board Members, determined that: (1) participation in the proposed Reorganization is in the best interests of the Acquiring Fund; and (2) the Reorganization would not result in the dilution of the interests of the Acquiring Fund’s shareholders.

Federal Income Tax Consequences

It is expected that the parties to the Reorganization Agreement (other than LMPFA) will receive an opinion from Morgan, Lewis & Bockius LLP, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes:

(i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the assets of the Target Fund solely in exchange for Institutional Shares of the Acquiring Fund and the assumption by the Trust, on behalf of the Acquiring Fund, of the liabilities of the Target Fund as part of the Reorganization;

(iii) the tax basis in the hands of the Acquiring Fund of the assets transferred to the Acquiring Fund in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer;

(iv) the holding periods in the hands of the Acquiring Fund of the assets transferred to the Acquiring Fund in the Reorganization, other than any asset with respect to which gain or loss is required to be recognized in the Reorganization, will include the periods during which the respective assets were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

(v) no gain or loss will be recognized by the Target Fund upon the transfer of the assets of the Target Fund to the Acquiring Fund in the Reorganization solely in exchange for Institutional Shares of the Acquiring Fund and the assumption by the Trust, on behalf of the Acquiring Fund, of the liabilities of the Target Fund, or upon the distribution of Institutional Shares of the Acquiring Fund by the Target Fund to its shareholders in complete liquidation, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code;

(vi) no gain or loss will be recognized by the Target Fund shareholders upon the exchange of their Target Fund shares solely for Institutional Shares of the Acquiring Fund as part of the Reorganization;

(vii) the aggregate tax basis of the Institutional Shares of the Acquiring Fund that each Target Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of its Target Fund shares exchanged therefor; and

(viii) a Target Fund shareholder’s holding period for its Institutional Shares of the Acquiring Fund received in the Reorganization will include the period for which it held the Target Fund shares exchanged therefor, provided that it held the Target Fund shares as capital assets on the date of the exchange.

The opinion will not express an opinion as to the tax effects to the Target Fund, the Acquiring Fund or the respective shareholders of each of any other transactions undertaken in connection with the Reorganization or of the marking to market of certain categories of assets as of the closing of the taxable year of the Target Fund at the time of the Reorganization.

While neither the Acquiring Fund nor the Target Fund is aware of any adverse state or local tax consequences of the Reorganization, they have not requested any ruling or opinion with respect to such consequences and shareholders should consult their own tax advisers with respect to such matters.

The Target Fund will declare a dividend or dividends, which together with all previous dividends are intended to have the effect of distributing to its shareholders all of its investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid), all of its net tax-exempt interest income, and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover). Any such dividends will generally be included in the taxable income of the Target Fund’s shareholders. The Acquiring Fund may make a comparable distribution to its shareholders shortly before the Reorganization.

Information Regarding Tax Capital Loss Carryovers

Federal income tax law permits a regulated investment company, such as each Fund, to carry forward its net capital losses realized in taxable years that began on or before December 22, 2010 (“Pre-2011 Losses”) for a period of up to eight taxable years. Unused capital losses realized during taxable years beginning after December 22, 2010 (“Post-2010 Losses”) may be carried forward for an unlimited number of taxable years, but such carryovers must be fully utilized before the regulated investment company is permitted to use any carryovers of Pre-2011 Losses.

In the tax year of the Acquiring Fund during which the Reorganization occurs, the Acquiring Fund will be able to use carryovers of the Target Fund (including from the Target Fund’s short tax year ending on the Closing Date), subject to the limitations described below, to offset only a prorated portion of the Acquiring Fund’s capital gains for the Acquiring Fund’s tax year, based on the number of days remaining in its tax year after the Closing Date.

In addition, the Reorganization may result in a limitation on the Acquiring Fund’s ability, in the post-Reorganization period, to use a portion of its carryovers (including any carryover generated in its tax year that includes the Reorganization) and potentially on the Acquiring Fund’s ability to use unrealized capital losses inherent in the tax basis of its assets. That limitation, imposed by Section 382 of the Code, will generally apply if the shareholders of the Acquiring Fund own less than 50% of the combined fund after the Reorganization, and will be imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of those carryovers for periods following the Reorganization generally will equal the product of the net asset value of the Acquiring Fund and the “long-term tax-exempt rate” in effect on the date of the Reorganization. The long-term tax-exempt rate is published monthly by the IRS.

As of August 31, 2016, the Acquiring Fund had unused Pre-2011 Losses of $2,624,485 that are scheduled to expire on August 31, 2017. It is expected that some or all of these Pre-2011 will expire unutilized.

The foregoing Section 382 rules may also result in a limitation on the Acquiring Fund’s ability to use loss carryovers of the Target Fund, including any loss carryovers generated in the taxable year of the Target Fund ending as a result of the Reorganization. That limitation will generally apply if the shareholders of the Target Fund own less than 50% of the Acquiring Fund immediately after the Reorganization, and will be imposed on an annual basis. The Acquiring Fund’s ability to use unrealized losses inherent in the Target Fund’s assets at the time of the Reorganization may also be limited under these rules. Losses in excess of the limitation may be carried forward, subject to the generally applicable limitations on the carryforward of losses. The annual Section 382 limitation applicable to Target Fund losses for periods following the Reorganization generally will equal the product of the net asset value of the Target Fund immediately prior to the Reorganization and the “long-term tax-exempt rate,” as described above. The limitation may be prorated in the taxable year of the Acquiring Fund in which the Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

As of August 31, 2016, the Target Fund had no unused capital loss carryovers.

If the Acquiring Fund or the Target Fund has a net unrealized gain inherent in its assets at the time of the Reorganization, then, under certain circumstances, the combined Acquiring Fund may not offset that gain, to the extent realized within five years of the Reorganization, by a carryover of pre-Reorganization losses (other than a carryover of the Fund with the net unrealized gain) or, in certain cases, by a net unrealized loss inherent at the time of the Reorganization in the assets of the other Fund.

As a result of the Reorganization, losses and loss carryovers will benefit the shareholders of the combined Acquiring Fund, rather than only the shareholders of the Acquiring Fund or Target Fund that incurred them. Even if a particular limitation described above would not be triggered solely by the Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the Target Fund or Acquiring Fund (including, potentially, another transaction constituting a “reorganization” within the meaning of Section 368(a) of the Code).

The capital loss carryovers, unrealized gains and losses, and limitations described above may change significantly between now and the Closing Date, expected to be approximately August 18, 2017. Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses. The combination of these factors on the use of loss carryovers may result in some portion of the loss carryovers expiring unused.

TERMINATION OF THE TARGET FUND

If the Reorganization of the Target Fund is effected, the Target Fund will be terminated.

PORTFOLIO SECURITIES

Each of the Target Fund and the Acquiring Fund invests all of its assets in Liquid Reserves Portfolio. Accordingly, the assets that will be transferred by the Target Fund to the Acquiring Fund in the Reorganization will be the Target Fund’s interest in Liquid Reserves Portfolio. No transaction or other costs will be incurred in connection with the Target Fund’s transfer of its interest in Liquid Reserves Portfolio to the Acquiring Fund.

INFORMATION ABOUT MANAGEMENT OF THE ACQUIRING FUND

Investment Manager and Subadviser

LMPFA is the Acquiring Fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the Acquiring Fund. As of March 31, 2017, LMPFA’s total assets under management were approximately $192.5 billion.

Western Asset Management Company (“Western Asset”) provides the day-to-day portfolio management to the Acquiring Fund as subadviser. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2017, the total assets under management of Western Asset and its supervised affiliates were approximately $426.9 billion.

LMPFA pays the subadviser a portion of the management fee that it receives from the Acquiring Fund. The Acquiring Fund did not pay any additional advisory or other fees for advisory services provided by Western Asset.

LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 620 Eighth Avenue, New York, New York 10018, is a global asset management company. As of March 31, 2017, Legg Mason’s asset management operations, including Western Asset and its supervised affiliates, had aggregate assets under management of approximately $728.4 billion.

Investment Adviser	Management Fee Rate (percentage of average daily net assets)	Subadviser	Rate Received by Subadviser
LMPFA	0.200% of average daily net assets on the first $5 billion; 0.175% on assets over $5 billion and up to and including $10 billion; and 0.150% on assets over $10 billion	Western Asset	The subadvisory fee is 70% of the management fee paid to LMPFA, net of expense waivers and reimbursements

For the fiscal year ended August 31, 2016, the Acquiring Fund paid management fees equal to 0.11% of the Acquiring Fund’s average daily net assets for management services, after waivers and/or reimbursements.

A discussion regarding the basis for the Board of the Acquiring Fund approving the investment management agreement with LMPFA and the sub-advisory agreement with Western Asset is contained in the Semi-Annual Report for the Acquiring Fund for the fiscal period ended February 28, 2017.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the total annual operating expenses for Institutional Shares of the Acquiring Fund will not exceed 0.20% of the class’ average daily net assets, subject to recapture as described below.

This arrangement is expected to continue until December 31, 2018, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. Additional amounts may be voluntarily waived and/or reimbursed from time to time. The manager is also permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of a Fund, in the class’ total annual operating expenses exceeding the applicable limit described above, or any other lower limit then in effect.

Additional information

The Acquiring Fund enters into contractual arrangements with various parties, including, among others, the Fund’s investment manager and subadviser, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of those contractual arrangements.

The Prospectus and the Fund SAI provide information concerning the Acquiring Fund that you should consider in determining whether to purchase shares of the Fund. The Acquiring Fund may make changes to this information from time to time. Neither the Prospectus nor the Fund SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Recordkeeping fees

The Acquiring Fund is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

ADDITIONAL INFORMATION ABOUT THE TARGET FUND AND THE ACQUIRING FUND

Legg Mason and certain of the Acquiring Fund’s service providers, which include Legg Mason-affiliated service providers, have a financial interest in the Reorganization because their respective fees under agreements with the Acquiring Fund generally increase as the amount of the assets of the Acquiring Fund increases, and the amount of those assets will increase as a result of the Reorganization. However, the increase in assets of the Acquiring Fund is expected to be offset by the concomitant loss of the Target Fund’s assets, resulting in decreases of fees of certain Legg Mason-affiliated service providers to the Target Fund.

Information about the Target Fund and the Acquiring Fund is included in the Funds’ Prospectuses, Fund SAIs and annual reports filed with the SEC and dated as listed in Appendix A. Copies of all these documents, the Reorganization SAI and any subsequently released shareholder reports are available upon request and without charge by calling the Fund at 1-800-625-4554, by writing to Western Asset Money Market Funds, P.O. Box 55083, Boston, MA 02205-5083 or by visiting www.leggmason.com/moneymarketfundsliterature.

Both Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information including proxy materials, reports and the Trust’s Declaration of Trust and Bylaws with the SEC. These reports and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s website at www.sec.gov. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, 100 F Street, NE, Washington, DC 20549 at prescribed rates.

Financial Highlights

The most recent fiscal year end of the Target Fund and the Acquiring Fund for which financial statements are available is August 31, 2016.

The financial highlights of the Acquiring Fund contained in Appendix B have been derived, in part, from financial statements audited by KPMG LLP, the Fund’s independent registered public accounting firm. The financial highlights of the Acquiring Fund contained in Appendix B for the six-month period ended February 28, 2017 are unaudited.

For financial statement purposes, the Acquiring Fund will be the accounting survivor of the Reorganization. As the accounting survivor, the Acquiring Fund’s operating history will be used for financial reporting purposes after consummation of the Reorganization.

Performance of the Funds

Historical performance of each Fund is detailed in Appendix D of this Information Statement/Prospectus.

Distribution Arrangements

Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 International Drive, Baltimore, Maryland 21202, serves as each Fund’s sole and exclusive distributor.

The distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the Acquiring Fund. These payments are not reflected as additional expenses in the fee tables contained in this Information Statement/Prospectus. The recipients of these payments may include the Acquiring Fund’s distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the Acquiring Fund, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated between the distributor, the manager and/or their affiliates, and the recipients of these payments.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Acquiring Fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Additional information about revenue sharing payments is available in the Fund SAI. Revenue sharing payments, as well as the payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in the Acquiring Fund on which fees are being charged.

Form and Date of Organization

Each Fund is a series of the Trust, a Maryland statutory trust. The certificate of trust to establish the Trust was filed with the State Department of Assessments and Taxation of Maryland on October 4, 2006.

Capitalization

The following table set forth the unaudited capitalization of the Target Fund and the Acquiring Fund as of the date set out below, and on a pro forma basis as of that date, giving effect to the acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund shareholders of the Target Fund will receive on the Closing Date, and the information below should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received.

Pro Forma Combined Capitalization Table

Western Asset Institutional Cash Reserves and

Western Asset Institutional Liquid Reserves

As of April 25, 2017 (Unaudited)

	Western Asset Institutional Cash Reserves, Target Fund	Western Asset Institutional Liquid Reserves, Acquiring Fund	Pro Forma Adjustments[1]	Pro Forma Western Asset Institutional Liquid Reserves Combined Fund
Institutional Shares
Net Assets	$1,959,476,638	$705,201,421	(152,114)	$2,664,525,945
Net Asset Value Per Share	$1.0004	$1.0006		$1.0006
Net Shares Outstanding	1,958,670,149	704,750,693	(473,443)	2,662,974,938

Investor Shares[2]
Net Assets	—	$35,504,692	(2,371)	$35,502,321
Net Asset Value Per Share	—	$1.0005		$1.0005
Net Shares Outstanding	—	35,486,100		35,486,100

Administrative Shares[3]
Net Assets	—	—	—	—
Net Asset Value Per Share	—	—		—
Net Shares Outstanding	—	—		—

[1]

The costs and expenses of the Reorganization, which are estimated in aggregate to be approximately $155,000, will be allocated to the Acquiring Fund and the Target Fund pro rata based on the aggregate net assets of each Fund.

[2]	There were no Investor Shares of the Target Fund outstanding on April 25, 2017.

[3]	There were no Administrative Shares of the Target Fund or the Acquiring Fund outstanding on April 25, 2017.

Dividends and Distributions

Each Fund calculates its net income each business day when it makes its final net asset value calculation. Dividends are distributed once a month, on or before the last business day of the month, and are reinvested in additional Fund shares of the same class you hold. Alternatively, you can instruct your Service Agent or the Fund to have your dividends paid in cash. You can change your choice at any time to be effective as of the next dividend.

Outstanding Shares

To the knowledge of the Funds, as of April 30, 2017, except as set forth in Appendix E, no person owned beneficially or of record 5% or more of such Fund’s outstanding shares.

To the knowledge of the Funds, as of April 30, 2017, less than 1% of the outstanding shares of each of the Target Fund and the Acquiring Fund were owned directly or beneficially in the aggregate by the Board members and officers of the Target Fund and the Acquiring Fund.

APPENDIX A

Dates of Prospectuses, Fund Statements of

Additional Information and Shareholder Reports

Fund	Prospectuses and Fund SAI Dated	Annual Reports	Semi-Annual Reports
Western Asset Institutional Cash Reserves	December 28, 2016	August 31, 2016	February 28, 2017
Western Asset Institutional Liquid Reserves	December 28, 2016	August 31, 2016	February 28, 2017

A-1

APPENDIX B

Financial Highlights of Western Asset Institutional Liquid Reserves (Acquiring Fund)

The financial highlights table is intended to help you understand the performance of Institutional Shares of the Acquiring Fund for the past five years and for the semi-annual period ended February 28, 2017. The information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables, except with respect to the six-month period ended February 28, 2017, has been derived from the fund’s financial statements, which have been audited by KPMG LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report (available upon request). The financial highlights for the six-month period ended February 28, 2017 are unaudited.

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Institutional Shares	2017[1,2]	2016[1]	2015[1]	2014[1]	2013[1]	2012

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from operations:
Net investment income	0.003	0.004	0.001	0.001	0.001	0.002
Net realized and unrealized gain[3]	0.000	0.000	0.000	0.000	0.000	0.000
Total income from operations	0.003	0.004	0.001	0.001	0.001	0.002

Less distributions from:
Net investment income	(0.003)	(0.004)	(0.001)	(0.001)	(0.001)	(0.002)
Total distributions	(0.003)	(0.004)	(0.001)	(0.001)	(0.001)	(0.002)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.40%	0.36%	0.10%	0.07%	0.13%	0.18%
Net assets, end of period (millions)	$945	$5,953	$4,988	$3,729	$4,696	$5,362

Ratios to average net assets:
Gross expenses[5]	0.35%[6,7]	0.33%[7]	0.33%[7]	0.33%[7]	0.33%[7]	0.23%
Net expenses[5,8,9]	0.146	0.13	0.13	0.13	0.14	0.15
Net investment income	0.556	0.35	0.10	0.07	0.13	0.18

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended February 28, 2017 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[6]	Annualized.

[7]	The gross expenses do not reflect the reduction of the Fund’s management fee by the amount paid by the Fund for its allocable share of the management fee paid by Liquid Reserves Portfolio.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.

B-1

APPENDIX C

Form of Agreement and Plan of Reorganization

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [            ] day of [                    ], 2017, by and between Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), with its principal place of business at 100 International Drive, Baltimore, Maryland 21202, on behalf of its series Western Asset Institutional Liquid Reserves (the “Acquiring Fund”), and the Trust on behalf of its series Western Asset Institutional Cash Reserves (the “Target Fund”).

WHEREAS, each of the Target Fund and the Acquiring Fund is a series of the Trust, an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transactions contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitutes a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, the reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”) of the classes corresponding to the classes of outstanding shares of beneficial interest of the Target Fund (the “Target Fund Shares”), as described herein, and the assumption by the Acquiring Fund of all liabilities of the Target Fund, and (2) the distribution of the Acquiring Fund Shares to the shareholders of the Target Fund and the termination and complete liquidation of the Target Fund as a series of the Trust, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Trust (the “Board”), including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) of the Trust, has determined, with respect to the Acquiring Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

WHEREAS, the Board, including a majority of its members who are not “interested persons” (as that term is defined in the 1940 Act) of the Trust, has determined, with respect to the Target Fund, that the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund for Acquiring Fund Shares and the assumption of all liabilities of the Target Fund by the Acquiring Fund is in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization; and

WHEREAS, in this Agreement, any references to a Fund taking action shall mean and include all necessary actions of the Trust, as applicable, on behalf of a Fund, unless the context of this Agreement or the 1940 Act requires otherwise;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	TRANSFER OF ASSETS OF THE TARGET FUND TO THE ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, ASSUMPTION OF ALL TARGET FUND LIABILITIES AND TERMINATION OF THE TARGET FUND

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Trust, on behalf of the Target Fund, agrees to sell, assign, convey, transfer and deliver all of its property and assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Trust, on behalf of the Acquiring Fund, agrees in exchange therefor: (a) to deliver to the Target Fund the number of full and fractional Acquiring Fund Shares of each class corresponding to a class of the Target Fund Shares, determined by dividing the value of the Target Fund’s net assets (computed in the manner and as of the time and date set forth in paragraph 2.1) attributable to such class of Target Fund Shares by the net asset value of one share of the corresponding class of Acquiring Fund Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Target Fund. Such transactions shall take place on a closing date as provided for in paragraph 3.1 (the “Closing Date”). For the avoidance of doubt, Institutional Shares of the Target Fund correspond to the Institutional Shares of the Acquiring Fund.

1.2 The property and assets of the Trust attributable to the Target Fund to be sold, assigned, conveyed, transferred and delivered to and acquired by the Trust, on behalf of the Acquiring Fund, shall consist of all assets and property of every kind and nature of the Target Fund, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, goodwill and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Target Fund owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Trust, on behalf of the Acquiring Fund, shall assume all of the liabilities and obligations of the Target Fund, including, without limitation, all indemnification obligations of the Target Fund with respect to the current and former members of the Board and officers of the Trust, whether accrued or contingent, known or unknown, existing at the Valuation Date except for (a) obligations of the Target Fund arising under this Agreement and (b) all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) borne equally by each of the Acquiring Fund and the Target Fund (collectively, “Liabilities”). The Target Fund will sell, assign, convey, transfer and deliver to the Trust, on behalf of the Acquiring Fund, any rights, stock dividends, or other securities received by the Target Fund after the Closing Date as stock dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, and other securities shall be deemed included in the property and assets transferred to the Trust, on behalf of the Acquiring Fund, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Target Fund acquired by the Trust on behalf of the Acquiring Fund.

1.3 The Target Fund will make reasonable efforts to discharge all of its known Liabilities prior to the Valuation Date.

1.4 Prior to the Closing, the Target Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions qualifying for the dividends paid deduction under Section 562 of the Code so that it will have distributed substantially all of (a) the sum of (i) its investment company taxable income as defined in the Code (computed without regard to any deduction for dividends paid), (ii) the excess of its investment income excludible from gross income under Section 103 of the Code, if any, over its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”) and (iii) its realized net capital gain as defined in the Code (after deduction of any available capital loss carryover), if any, and (b) any other amounts as necessary, in each case for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date), such that the Target Fund will have no tax liability under Section 852 or Section 4982 of the Code for the current and any prior tax periods.

1.5 Immediately following the actions contemplated by paragraph 1.1, the Trust shall take such actions as may be necessary or appropriate to complete the liquidation of the Target Fund. To complete the liquidation, the Trust, on behalf of the Target Fund, shall (a) distribute to the shareholders of record with respect to each class of the Target Fund Shares as of the Closing Date (“Target Fund Shareholders”), on a pro rata basis within that share class, the Acquiring Fund Shares of the corresponding class received by the Trust, on behalf of the Target Fund, pursuant to paragraph 1.1, in complete redemption of the Target Fund Shares and (b) terminate the Target Fund as a series of the Trust in accordance with Maryland law. Such distribution and redemption shall be accomplished, with respect to each class of the Target Fund Shares, by the transfer on the Closing Date of the corresponding class of the Acquiring Fund Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the applicable Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares of each class to be so credited to each Target Fund Shareholder holding Target Fund Shares of the corresponding class shall be equal to the aggregate net asset value of the Target Fund Shares of that class owned by that Target Fund Shareholder on the Closing Date. All issued and outstanding Target Fund Shares will be cancelled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing any class of Acquiring Fund Shares in connection with such exchange.

1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent for the credit of the respective accounts of the Target Fund Shareholders.

1.7 Any reporting responsibility of the Target Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust, on behalf of the Target Fund. The Trust shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2.	VALUATION

2.1 The value of the Assets and the amount of the Liabilities shall be determined as of the time for calculation of net asset value as set forth in the then-current prospectus for the Target Fund, and after the declaration of any dividends by the Target Fund, on the Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the valuation procedures established by the Board. All computations of value and amounts shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Target Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of the Trust adopted in good faith by the Board. All computations of value and amounts pursuant to this paragraph 2.1 shall be subject to confirmation by the Acquiring Fund’s independent registered public accounting firm.

2.2. The net asset value per share of each class of Acquiring Fund Shares shall be determined on the Valuation Date, using the valuation procedures established by the Board. All computations of value shall be made by (a) State Street Bank and Trust Company, in its capacity as accounting agent for the Acquiring Fund, or (b) in the case of securities subject to fair valuation, in accordance with the valuation procedures of the Trust adopted in good faith by the Board. All computations of value and amounts pursuant to this paragraph 2.2 shall be subject to confirmation by the Target Fund’s independent registered public accounting firm.

3.	CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be August 18, 2017, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time or such later time on that date as the Target Fund’s net asset value is calculated in accordance with paragraph 2.1 and after the declaration of any dividends. The Closing shall be held at the offices of Morgan, Lewis & Bockius LLP, One Federal Street, Boston, Massachusetts or at such other time and/or place as the parties may agree.

3.2 The Trust shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets, at the time of the Closing, from the accounts of the Target Fund that the Custodian maintains as custodian for the Target Fund to the accounts of the Acquiring Fund that the Custodian maintains as custodian for the Acquiring Fund and to deliver to the Trust, at the Closing, a certificate of an authorized officer stating that the Assets of the Target Fund have been so transferred as of the Closing Date. The Trust, on behalf of the Target Fund, shall deliver to the Acquiring Fund, at the Closing, a certificate of an authorized officer stating that all necessary taxes in connection with the delivery of the Assets of the Target Fund, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Trust shall direct Boston Financial Data Services, Inc., in its capacity as transfer agent for the Target Fund (“Transfer Agent”), to deliver to the Trust at the Closing a certificate of an authorized officer stating that its records contain the name and address of each Target Fund Shareholder and the number of Target Fund Shares and percentage ownership of each outstanding class of Target Fund Shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall deliver to the Secretary of the Trust, on behalf of the Target Fund a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.5 and (b) the appropriate number of Acquiring Fund Shares of each class have been credited to the accounts of the Target Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.5. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund is impracticable (in the judgment of the Board), the Closing Date shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed in Schedule 4.1 of this Agreement, the Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Target Fund is duly established as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under its Declaration of Trust, as amended or supplemented (the “Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign corporation in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.1(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Target Fund Shares under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Target Fund (true and correct copies of which have been delivered to the Acquiring Fund) and each prospectus and statement of additional information of the Target Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Trust, on behalf of the Target Fund, will have good title to the Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the Acquiring Fund, will acquire good title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, will not result, in a material violation of Maryland law or of the Charter or the bylaws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Target Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Target Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Target Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Target Fund (other than pursuant to this Agreement and contracts or other commitments entered into in order to effect the transactions contemplated by this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, the indemnification agreements of the current and former members of the Board, and those contracts listed in Schedule 4.1) will terminate without liability to the Target Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Target Fund and, to the Target Fund’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Target Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Target Fund or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Trust’s knowledge, threatened against the Trust, with respect to the Target Fund or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Target Fund’s business. The Trust, on behalf of the Target Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Target Fund’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of the Target Fund.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Target Fund as of the last day of and for the most recently completed fiscal year of the Target Fund prior to the date of this Agreement have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Target Fund as at the last day of and for the most recently completed fiscal half year of the Target Fund following the date of the audited annual statements referenced above are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund, and all known contingent, accrued or other liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date are disclosed therein.

(j) Since the last day of the most recently completed fiscal year of the Target Fund prior to the date of this Agreement, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Target Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Target Fund Shares due to declines in market values of securities held by the Target Fund, the discharge of Target Fund liabilities, or the redemption of Target Fund Shares by shareholders of the Target Fund shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Target Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(l) The Target Fund is a separate series of the Trust and is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and, on or before the Closing Date, will have distributed substantially all of (a) the sum of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) its realized net capital gain (as defined in the Code) (after deduction of any available capital loss carryover), if any, and (b) any other amounts as necessary, in each case for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date), such that the Target Fund will have no tax liability under Section 852 or Section 4982 of the Code for the current and any prior tax periods. The Target Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(m) All issued and outstanding Target Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Target Fund Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Target Fund, as provided in paragraph 3.3. The Target Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Target Fund Shares, nor is there outstanding any security convertible into any of the Target Fund Shares.

(n) The Target Fund will review its assets to ensure that prior to the Closing Date its assets do not include any assets that the Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by the Target Fund, is unsuitable for the Acquiring Fund to acquire.

(o) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Target Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(p) The combined information statement and prospectus (“Information Statement”) to be included in the Registration Statement (as defined in paragraph 5.5), insofar as it relates to the Target Fund, from the effective date of the Registration Statement through the Closing Date, will (i) not contain any statement which, at the time and in light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Trust for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Target Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, as may be prepared in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(q) The Trust, on behalf of the Target Fund, has satisfied all applicable provisions of Rule 17a-8 under the 1940 Act with respect to the transactions contemplated hereby.

4.2 Except as has been fully disclosed in Schedule 4.2 to this Agreement, the Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a) The Acquiring Fund is duly established as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Maryland, with the power under its Charter to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Trust is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Trust. The Trust has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement except as described in paragraph 4.2(c).

(b) The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Fund Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Fund (true and correct copies of which have been delivered to the Target Fund) and each prospectus and statement of additional information of the Acquiring Fund used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, will not result, in a material violation of Maryland law or the Charter or the bylaws of the Trust, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquiring Fund, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Fund, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Trust’s knowledge, threatened against the Trust, with respect to the Acquiring Fund, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Fund’s business. The Trust, on behalf of the Acquiring Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or the Trust’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Fund.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund as of the last day of and for the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Target Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Acquiring Fund as at the last day of and for the most recently completed fiscal half year of the Acquiring Fund following the date of the audited annual statements referenced above are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Target Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund, and all known contingent, accrued or other liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date are disclosed therein.

(h) Since the last day of the most recently completed fiscal year of the Acquiring Fund prior to the date of this Agreement, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (taking into account any extensions) shall have been filed and shall be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

(j) The Acquiring Fund is a separate series of the Trust and is treated as a corporation separate from any and all other series of the Trust under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has had in effect an election to be treated as such, and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed (or will distribute) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) for taxable years ending prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982 of the Code. The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(k) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Trust and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares. All of the Acquiring Fund Shares to be issued and delivered to the Trust, for the account of the Target Fund Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Fund Shares and be fully paid and non-assessable by the Trust.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Board, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The Information Statement to be included in the Registration Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the effective date of the Registration Statement through the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Trust for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act and the 1940 Act and the rules and regulations thereunder. The information to be furnished by the Acquiring Fund for use in registration statements and other documents filed or to be filed with any federal, state or local regulatory authority, as may be prepared in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Trust, on behalf of the Acquiring Fund, has satisfied all applicable provisions of Rule 17a-8 under the 1940 Act with respect to the transactions contemplated hereby.

5.	COVENANTS

The Trust, on behalf of the Target Fund and the Acquiring Fund hereby further covenants as follows:

5.1 The Target Fund and the Acquiring Fund each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquiring Fund Shares to be acquired by the Target Fund hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Trust, on behalf of the Target Fund, will assist in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund Shares.

5.4 Subject to the provisions of this Agreement, the Trust, on behalf of the Acquiring Fund and the Target Fund, will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 The Trust, on behalf of the Acquiring Fund, shall prepare and file a Registration Statement on Form N-14 in compliance with the 1933 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Trust, on behalf of the Target Fund, will provide to the Acquiring Fund such information regarding the Target Fund as may be reasonably necessary for the preparation of the Registration Statement.

5.6 The Trust, on behalf of each of the Acquiring Fund and the Target Fund will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.7 The Trust, on behalf of the Target Fund, will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Trust’s title to and possession of all the Assets, and to otherwise carry out the intent and purpose of this Agreement.

5.8 The Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain such approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.9 The Trust shall not change the Charter, or the Acquiring Fund’s prospectus or statement of additional information so as to restrict permitted investments for the Acquiring Fund, except as required by the Commission prior to the Closing.

5.10 The Target Fund and the Acquiring Fund will each report the Reorganization as a reorganization within the meaning of Section 368(a) of the Code on its federal income tax return for its respective taxable year in which the Reorganization occurs, including filing any and all statements required by Treas. Reg. § 1.368-3.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF TRUST, ON BEHALF OF THE TARGET FUND

The obligations of the Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

6.1 All representations and warranties of the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

6.3 The Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Liabilities and all such other agreements and instruments as the Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Trust’s assumption of all of the Liabilities, and to otherwise carry out the intent and purpose of this Agreement.

6.4 The Trust, on behalf of the Acquiring Fund, shall have delivered to the Target Fund a certificate executed in the name of the Trust, on behalf of the Acquiring Fund, by the Trust’s President, Vice President or other duly authorized officer and its Treasurer, Assistant Treasurer or other duly authorized officer, in a form reasonably satisfactory to the Target Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Target Fund shall reasonably request.

6.5 The Trust, on behalf of each of the Acquiring Fund and the Target Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the Trust’s election, to the following conditions:

7.1 All representations and warranties of the Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Trust, on behalf of the Target Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Target Fund, on or before the Closing Date.

7.3 The Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a Statement of Assets and Liabilities of the Target Fund as of the Closing Date, including a schedule of investments, certified by the Treasurer or other duly authorized officer of the Trust on behalf of the Target Fund. The Trust, on behalf of the Target Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm (a) the Target Fund’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund’s title to and possession of all the Assets and to otherwise carry out the intent and purpose of this Agreement.

7.4 The Trust, on behalf of the Target Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Trust, on behalf of the Target Fund, by the Trust’s President, Vice President or other duly authorized officer and its Treasurer, Assistant Treasurer or other duly authorized officer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Fund shall reasonably request.

7.5 The Trust, on behalf of each of the Target Fund and the Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to each of the Target Fund and the Acquiring Fund, the Trust shall be entitled, at its option, to refuse to consummate the transactions contemplated by this Agreement:

8.1 On the Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Trust, with respect to the Target Fund or the Acquiring Fund, from completing the transactions contemplated by this Agreement.

8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund.

8.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.4 The parties (other than LMPFA) shall have received the opinion of Morgan, Lewis & Bockius LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Trust, on behalf of each of the Target Fund and the Acquiring Fund, for federal income tax purposes: (i) the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Assets solely in exchange for the Acquiring Fund Shares and the assumption by the Trust, on behalf of the Acquiring Fund, of the Liabilities as part of the Reorganization; (iii) the tax basis in the hands of the Acquiring Fund of the Assets transferred to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Assets in the hands of the Target Fund immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer; (iv) the holding periods in the hands of the Acquiring Fund of the Assets transferred to the Acquiring Fund in the Reorganization, other than any Asset with respect to which gain or loss is required to be recognized in the Reorganization, will include the periods during which the respective Assets were held by the Target Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an Asset); (v) no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund in the Reorganization solely in exchange for the Acquiring Fund Shares and the assumption by the Trust, on behalf of the Acquiring Fund, of the Liabilities, or upon the distribution of the Acquiring Fund Shares by the Target Fund to its shareholders in complete liquidation, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Target Fund’s taxable year or upon the transfer of an Asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code; (vi) no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund Shares solely for the Acquiring Fund Shares as part of the Reorganization; (vii) the aggregate tax basis of the Acquiring Fund Shares that each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of his or her Target Fund Shares exchanged therefor; and (viii) a Target Fund Shareholder’s holding period for his or her Acquiring Fund Shares received in the Reorganization will include the period for which he or she held the Target Fund Shares exchanged therefor, provided that he or she held the Target Fund Shares as capital assets on the date of the exchange. The delivery of such opinion is conditioned upon the receipt by Morgan, Lewis & Bockius LLP of representations it shall request of the Trust.

8.5 The Assets will include no assets which the Acquiring Fund, by reason of limitations contained in the Charter or in investment restrictions in effect on the Closing Date, may not properly acquire.

9.	INDEMNIFICATION

9.1 The Trust, out of the Acquiring Fund’s assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the members of the Board and the Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those members of the Board and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or the Trust’s officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Trust, out of the Target Fund’s assets and property (including any amounts paid to the Target Fund pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the members of the Board and the Trust’s officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Trust and those members of the Board and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Trust, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Trust or the members of the Board or its officers prior to the Closing Date, provided that such indemnification by the Trust is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKER FEES AND EXPENSES

10.1 The Trust, on behalf of each of the Acquiring Fund and the Target Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The costs and expenses incurred in connection with the Reorganization will be allocated to the Acquiring Fund and the Target Fund pro rata based on the aggregate net assets of each Fund. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in such party’s failure to qualify for tax treatment as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Trust agrees that it has not, on behalf of either the Acquiring Fund or the Target Fund, made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by the Trust, and the obligations of the Trust, on behalf of the Acquiring Fund and the Target Fund, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date without penalty to either Fund by resolution of the Board, if circumstances should develop that, in the opinion of the Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Target Fund. Any such termination resolution will be effective when communicated to the other party.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Trust at its address set forth in the preamble to this Agreement, to the attention of its President.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of Maryland.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 Consistent with the Charter, the obligations of the Trust with respect to each of the Acquiring Fund and the Target Fund, entered into in the name or on behalf of the Trust by any of its Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of the Trust, personally, but bind only the assets of the Trust belonging to the Acquiring Fund and the Target Fund, and all persons dealing with any series or funds of the Trust must look solely to the assets of the Trust belonging to such series or fund for the enforcement of any claims against the Trust.

[Remainder of page intentionally left blank.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series WESTERN ASSET INSTITUTIONAL CASH RESERVES

By:
Name:
Title:	President and Principal Executive Officer

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series WESTERN ASSET INSTITUTIONAL LIQUID RESERVES

By:
Name:
Title:	President and Principal Executive Officer

SCHEDULE 4.1

None.

SCHEDULE 4.2

None.

APPENDIX D

Historical Performance for Each Fund

Western Asset Institutional Cash Reserves

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows the average annual total returns of Institutional Shares. The Fund makes updated performance information available at www.leggmason.com/moneymarketfunds (select Fund and share class), or by calling the Fund at 1-800-625-4554.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Institutional Shares

During the periods shown in the bar chart:

	Quarter Ended	Total Return
Best quarter:	09/30/2007	1.32%
Worst quarter:	12/31/2014	0.02%

Average annual total returns (For the periods ended December 31, 2016) (%):

	1 year	5 years	10 years
Institutional Shares	0.49	0.19	1.01

D-1

Western Asset Institutional Liquid Reserves

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Shares. The table shows the average annual total returns of Institutional Shares. The Fund makes updated performance information available at www.leggmason.com/moneymarketfunds (select Fund and share class), or by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Institutional Shares

During the periods shown in the bar chart:

	Quarter Ended	Total Return
Best quarter:	09/30/2007	1.33%
Worst quarter:	03/31/2014	0.02%

Average annual total returns (For the periods ended December 31, 2016) (%):

	1 year	5 years	10 years
Institutional Shares	0.55	0.21	1.04

D-2

APPENDIX E

5% Shareholders of the Target Fund and Acquiring Fund

To the knowledge of the Funds, as of April 30, 2017 the following persons owned beneficially or of record 5% or more of such Fund’s outstanding shares:

Western Asset Institutional Cash Reserves

Class	Name and Address of Shareholder	Percent Ownership
Institutional	HARE & CO 2 111 SANDERS CREEK PKWY EAST SYRACUSE NY 13057-1382	31.99%

Institutional	MERRILL LYNCH, PIERCE FENNER &SMITH 200 N COLLEGE ST FL 3 CHARLOTTE NC 28202-2191	16.18%

Institutional	STATE STREET GLOBAL MARKETS LLC FBO L-BRANDS 1 LINCOLN ST # SFC-6 ATTN FUND CONNECT BOSTON MA 02111-2901	7.64%

Institutional	MORGAN STANLEY SMITH BARNEY 201 PLAZA TWO FL 3 JERSEY CITY NJ 07311	7.36%

Institutional	GERLACH (NOMINEE) AND CO LLC FBO ITS CLIENTS ATTN SABRINA HARTZOG 388 GREENWICH ST FL 25 NEW YORK NY 10013-2375	5.74%

Institutional	WELLS FARGO BANK ACCOUNT FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS ATTN MONEY FUNDS MAIL CODE D1109-010 1525 W WT HARRIS BLVD CHARLOTTE NC 28262-8522	5.35%

E-1

Western Asset Institutional Liquid Reserves

Class	Name and Address of Shareholder	Percent Ownership
Institutional	MORGAN STANLEY SMITH BARNEY 201 PLAZA TWO FL 3 JERSEY CITY NJ 07311	22.17%

Institutional	JPMS PROCESSING 28521 JPMS IB 352 INDIVIOR INC. 4 METROTECH CENTER 7TH FLOOR BROOKLYN NY 11245-0003	12.50%

Institutional	PAN AMERICAN SANITARY BUREAU 525 23RD ST NW WASHINGTON DC 20037-2825	10.25%

Institutional	GOLDMAN SACHS GLOBAL CASH SERVICES OMNIBUS ACCT FBO GOLDMAN SACHS & CO CUST 71 S WACKER DR STE 500 CHICAGO IL 60606-4673	7.28%

Institutional	UNITED STATES TRUST CO OF NY AS CUST FOR MASS MUTUAL LIFE INS CO US TRUST CO OF NY ATTN SECURITIES ADMINISTRATION E215 1295 STATE ST SPRINGFIELD MA 01111-0001	7.28%

Investor	MORGAN STANLEY SMITH BARNEY 201 PLAZA TWO FL 3 JERSEY CITY NJ 07311	100.00%

On April 30, 2017, to the Trust’s knowledge, the following persons owned of record or beneficially 25% or more of the outstanding shares of Institutional Liquid Reserves as set forth below. Shareholders who beneficially own 25% or more of the voting securities of a fund or who are otherwise deemed to “control” a fund may be able to determine or significantly influence the outcome of matters submitted to a vote of the fund’s shareholders.

MORGAN STANLEY SMITH BARNEY 201 PLAZA TWO FL 3 JERSEY CITY NJ 07311	26.22%

E-2

LEGG MASON PARTNERS INSTITUTIONAL TRUST

Western Asset Institutional Liquid Reserves

STATEMENT OF ADDITIONAL INFORMATION

June 19, 2017

Acquisition of the Assets and Liabilities of:	By and in Exchange for Shares of:
Western Asset Institutional Cash Reserves Trading Symbol: CARXX	Western Asset Institutional Liquid Reserves Trading Symbol: CILXX

620 Eighth Avenue New York, New York 10018 1-877-721-1926	620 Eighth Avenue New York, New York 10018 1-877-721-1926

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Information Statement/Prospectus dated June 19, 2017, relating specifically to the transfer of all of the assets and the assumption of all of the liabilities of Western Asset Institutional Cash Reserves (the “Target Fund”), a series of Legg Mason Partners Institutional Trust (the “Trust”), in exchange for the assumption of all of the Target Fund’s liabilities by, and for shares of, Western Asset Institutional Liquid Reserves (the “Acquiring Fund”), also a series of the Trust, having an aggregate value equal to those of the Target Fund. To obtain a copy of the Information Statement/Prospectus, please write to the Acquiring Fund at 100 First Stamford Place, Attn: Shareholders Services – 5th Floor, Stamford, Connecticut 06902 or call 1-800-625-4554. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Information Statement/Prospectus.

1. General Information	S-2
2. Financial Statements and Other Incorporated Documents	S-2
2. Pro Forma Financial Information	S-3

GENERAL INFORMATION

The Target Fund’s Board has unanimously approved the Reorganization. The Reorganization does not require shareholder approval. For further information about the Reorganization, see the Information Statement/Prospectus.

FINANCIAL STATEMENTS AND OTHER INCORPORATED DOCUMENTS

The Statement of Additional Information related to the Information Statement/Prospectus dated June 19, 2017, consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

The Statement of Additional Information of the Target Fund:

Fund	Date and Filing Date	Accession Number
Western Asset Institutional Cash Reserves	December 31, 2016/December 15, 2016	0001193125-16-794006

The Statement of Additional Information of the Acquiring Fund:

Fund	Date and Filing Date	Accession Number
Western Asset Institutional Liquid Reserves	December 31, 2016/December 15, 2016	0001193125-16-794006

The financial statements of the Target Fund and related independent registered public accounting firm’s report as included in the Fund’s Annual Report filed for the year ended August 31, 2016:

Fund	Year Ended/Filing Date	Accession Number
Western Asset Institutional Cash Reserves	August 31, 2016/October 25, 2016	0001193125-16-746030

The financial statements of the Acquiring Fund and related independent registered public accounting firm’s report as included in the Fund’s Annual Report filed for the year ended August 31, 2016:

Fund	Year Ended/Filing Date	Accession Number
Western Asset Institutional Liquid Reserves	August 31, 2016/October 25, 2016	0001193125-16-746024

The financial statements of the Target Fund as included in the Fund’s Semi-Annual Report filed for the period ended February 28, 2017:

Fund	Period Ended/Filing Date	Accession Number
Western Asset Institutional Cash Reserves	February 28, 2017/April 25, 2017	0001193125-17-134972

The financial statements of the Acquiring Fund as included in the Fund’s Semi-Annual Report filed for the period ended February 28, 2017:

Fund	Period Ended/Filing Date	Accession Number
Western Asset Institutional Liquid Reserves	February 28, 2017/April 25, 2017	0001193125-17-134922

PRO FORMA FINANCIAL STATEMENTS

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports to shareholders, for the periods ended August 31, 2016 and February 28, 2017, respectively, for Western Asset Institutional Cash Reserves (the “Target Fund”) and Western Asset Institutional Liquid Reserves (the “Acquiring Fund”).

At a meeting held on May 8 and 9, 2017, the Board of Legg Mason Partners Institutional Trust (the “Trust”) approved an Agreement and Plan of Reorganization (the “Reorganization”) whereby the Acquiring Fund will acquire all the assets of, and assume of all of the liabilities of, the Target Fund and the Target Fund will receive shares of the Acquiring Fund, to be distributed to the shareholders of the Target Fund in redemption of all of the outstanding shares of the Target Fund, and thereafter terminate as a series of the Trust.

The unaudited pro forma information set forth below for the period ended March 31, 2017 is intended to present ratios and supplemental data as if the acquisition of the Target Fund by the Acquiring Fund had been consummated at April 1, 2016.

Legg Mason Partners Fund Advisor, LLC (the “manager”) is the investment manager of each of the Target Fund and the Acquiring Fund. Western Asset Management Company (“Western Asset”) is an investment subadviser of each of the Target Fund and the Acquiring Fund pursuant to separate contracts between Western Asset and the manager with respect to each fund.

The Target Fund and Acquiring Fund have the same distributor, transfer agent and custodian as one another. Each of these service providers has entered into an agreement with the Target Fund and the Acquiring Fund, which governs the provisions of services to such funds. Such agreements have the same terms with respect to each fund.

As of March 31, 2017, the net assets of: (i) the Target Fund were approximately $1,295,683,977 and (ii) the Acquiring Fund were approximately $941,056,096. The net assets of the combined fund as of March 31, 2017 would have been approximately $2,236,740,073.

On a pro forma basis for the twelve-month period ended March 31, 2017, the proposed reorganization would have resulted in the following approximate decreases to expenses charged:

Registration fees	$135,664
Audit and tax	$29,866
Legal fees	$148,105
Custody fees	$—
Other expenses	$190,397

The Acquiring Fund will be the surviving fund for accounting purposes.

No significant accounting policies (including valuation of portfolio securities) will change as a result of the proposed reorganization. Based on the Funds’ current holdings, it is anticipated that no holdings will be sold in connection with the Reorganization.

The Reorganization is expected to be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.	No gain or loss is recognized by the Target Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund by the Target Fund to its shareholders in termination of the Target Fund.

2.	No gain or loss is recognized by the Target Fund shareholders upon the exchange of their shares of the Target Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.

3.	The historical cost of investment securities generally is carried forward to the Acquiring Fund.

The results of operations of the Acquiring Fund for pre-combination periods will not be restated.

At August 31, 2016, the Target Fund had no capital loss carryover. At August 31, 2016, the Acquiring Fund had a capital loss carryover of $(2,624,485), all of which expires on August 31, 2017.

The Reorganization would impact the use of the Acquiring Fund’s capital loss carryover by benefiting the shareholders of the combined Fund, rather than only the shareholders of the Acquiring Fund.

The capital loss carryover described above may change significantly between now and the Closing Date, expected to be approximately August 18, 2017. Further, the ability of the Acquiring Fund to use loss carryovers (even in the absence of the Reorganization) depends on many factors, including the future realization of capital gains or losses. The combination of these factors on the use of loss carryovers may result in some or all of the loss carryover of the Acquiring Fund expiring unused.

The costs and expenses of the Reorganization, which are estimated in aggregate to be approximately $155,000, will be allocated to the Acquiring Fund and the Target Fund pro rata based on the aggregate net assets of each Fund, whether or not the Reorganization is consummated.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of associated with investing in those securities.

(b) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Dividends paid by the Funds from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

PART C:

OTHER INFORMATION

Item 15. Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”).

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 16. Exhibits

Unless otherwise noted, all referenced are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 33-49552 and 811-6740).

(1)	(a)	The Registrant’s Declaration of Trust dated as of October 2, 2006, as amended and restated as of November 8, 2016 (the “Declaration of Trust”) is incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) on December 15, 2016 (“Post-Effective Amendment No. 123”).

(2)	The Registrant’s Bylaws as amended and restated as of August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) on September 21, 2011 (“Post-Effective Amendment No. 69”).

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14.

(5)	Not Applicable.

(6)	(a)	Management Agreement between the Registrant, on behalf of Western Asset Institutional Liquid Reserves (formerly, Western Asset / Citi Institutional Liquid Reserves and before that, Citi Institutional Liquid Reserves), and LMPFA dated April 13, 2007 and amended August 29, 2016 is incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 19, 2016 (“Post-Effective Amendment No. 115”).

	(b)	Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Institutional Liquid Reserves (formerly, Western Asset / Citi Institutional Liquid Reserves and before that, Citi Institutional Cash Reserves), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(7)		Distribution Agreement between the Registrant and LMIS, on behalf of Western Asset Institutional Liquid Reserves, dated August 10, 2010, as amended as of November 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 13, 2012 (“Post-Effective Amendment No. 81”).

(8)	(a)	Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005 (“Post-Effective Amendment No. 30”).

	(b)	Form of Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006 (“Post-Effective Amendment No. 36”).

(9)	(a)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) as custodian dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 20, 2012 (“Post-Effective Amendment No. 79”).

	(b)	Fund Accounting Services Agreement with State Street dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 79.

(10)	N/A

(11)	Opinion and Consent of Venable LLP as to the legality of the securities is filed herewith.

(12)	Form of Opinion of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement is filed herewith.

(13)	Not Applicable.

(14)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney are filed herewith.

(17)	(a)	Prospectus of Institutional Shares of Western Asset Institutional Cash Reserves and Western Asset Institutional Liquid Reserves dated December 28, 2016 is filed herewith.

	(b)	SAI of Institutional Shares of Western Asset Institutional Cash Reserves and Western Asset Institutional Liquid Reserves dated December 28, 2016 is filed herewith.

	(c)	Audited Financial Statements of the Annual Report of Western Asset Institutional Cash Reserves for the fiscal year ended August 31, 2016 is filed herewith.

	(d)	Audited Financial Statements of the Annual Report of Western Asset Institutional Liquid Reserves for the fiscal year ended August 31, 2016 is filed herewith.

	(e)	Unaudited Financial Statements of the Semi-Annual Report of Western Asset Institutional Cash Reserves for the fiscal period ended February 28, 2017 is filed herewith.

	(f)	Unaudited Financial Statements of the Semi-Annual Report of Western Liquid Reserves for the fiscal period ended February 28, 2017 is filed herewith.

	(g)	Transfer Agency and Services Agreement with Boston Financial Data Services, Inc. (“BFDS”), dated as of September 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 19, 2014 (“Post-Effective Amendment No. 95”).

	(h)	Amendment to Transfer Agency and Services Agreement with BFDS, dated August 4, 2016, is incorporated herein incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 19, 2016 (“Post-Effective Amendment No. 115”).

	(i)	Schedule A to Transfer Agency and Services Agreement with BFDS, is incorporated herein by reference to Post-Effective Amendment No. 95.

	(j)	Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 31”).

	(k)	Code of Ethics of Legg Mason & Co., LLC dated as of March 10, 2011 (adopted by LMPFA and LMIS) is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 13, 2011 (“Post-Effective Amendment No. 71”).

	(l)	Code of Ethics of WAM dated November 1, 2013 is incorporated herein by reference to Pre-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 20, 2014 (“Pre-Effective Amendment No. 99”).

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant hereby undertakes to file, by post-effective amendment, the final opinion of Morgan, Lewis & Bockius LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganization.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York, State of New York on this 17th day of May, 2017.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series:

Western Asset Institutional Liquid Reserves

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Jane E. Trust	President, Chief Executive Officer and Trustee	May 17, 2017
Jane E. Trust

/s/ Richard F. Sennett	Principal Financial Officer	May 17, 2017
Richard F. Sennett

/s/ Elliott J. Berv*	Trustee	May 17, 2017
Elliott J. Berv

/s/ Jane F. Dasher*	Trustee	May 17, 2017
Jane F. Dasher

/s/ Mark T. Finn*	Trustee	May 17, 2017
Mark T. Finn

/s/ Stephen R. Gross*	Trustee	May 17, 2017
Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee	May 17, 2017
Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee	May 17, 2017
Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee	May 17, 2017
Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee	May 17, 2017
Susan B. Kerley

/s/ Alan G. Merten*	Trustee	May 17, 2017
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee	May 17, 2017
R. Richardson Pettit

*By:	/s/ Jane E. Trust
Jane E. Trust

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Registration Statement on Form N-14 of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on this 17th day of May, 2017.

MASTER PORTFOLIO TRUST, on behalf of its series:

Liquid Reserves Portfolio

By:	/s/ Jane E. Trust
Jane E. Trust
President and Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Jane E. Trust Jane E. Trust	President, Chief Executive Officer and Trustee	May 17, 2017

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer	May 17, 2017

/s/ Elliott J. Berv* Elliott J. Berv	Trustee	May 17, 2017

/s/ Jane F. Dasher* Jane F. Dasher	Trustee	May 17, 2017

/s/ Mark T. Finn* Mark T. Finn	Trustee	May 17, 2015

/s/ Stephen R. Gross* Stephen R. Gross	Trustee	May 17, 2017

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee	May 17, 2017

/s/ Diana R. Harrington* Diana R. Harrington	Trustee	May 17, 2017

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee	May 17, 2017

/s/ Susan B. Kerley* Susan B. Kerley	Trustee	May 17, 2017

/s/ Alan G. Merten* Alan G. Merten	Trustee	May 17, 2017

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee	May 17, 2017

*By:	/s/ Jane E. Trust
Jane E. Trust

*	Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

(11)	Opinion and Consent of Venable LLP as to the legality of the securities

(12)	Form of Opinion of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement

(14)	Consent of Independent Registered Public Accounting Firm

(16)	Powers of Attorney

(17)(a)	Prospectus of Institutional Shares of Western Asset Institutional Cash Reserves and Western Asset Institutional Liquid Reserves dated December 28, 2016

(17)(b)	SAI of Western Asset Institutional Cash Reserves and Western Asset Institutional Liquid Reserves dated December 28, 2016

(17)(c)	Audited Financial Statements of the Annual Report of Western Asset Institutional Cash Reserves for the fiscal year ended August 31, 2016

(17)(d)	Audited Financial Statements of the Annual Report of Western Asset Institutional Liquid Reserves for the fiscal year ended August 31, 2016

(17)(e)	Unaudited Financial Statements of the Semi-Annual Report of Western Asset Institutional Cash Reserves for the fiscal period ended February 28, 2017

(17)(f)	Unaudited Financial Statements of the Semi-Annual Report of Western Asset Institutional Liquid Reserves for the fiscal period ended February 28, 2017